UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Assistant Secretary
ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – February 28, 2017

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (24.62%)
Energy (24.62%)
AltaGas, Ltd.	22,620	$527,948
Enbridge, Inc.	37,795	1,590,679
Gibson Energy, Inc.	19,691	275,603
Inter Pipeline, Ltd.	49,906	1,046,440
Keyera Corp.	25,473	750,075
Pembina Pipeline Corp.	49,156	1,588,447
TransCanada Corp.	33,702	1,549,348
Veresen, Inc.	43,839	446,245
Total Energy		7,774,785

Total Canadian Energy Infrastructure Companies
(Cost $8,555,305)		7,774,785

U.S. Energy Infrastructure Companies (25.36%)
Energy (9.97%)
Kinder Morgan, Inc.	73,701	1,570,568
SemGroup Corp., Class A	8,474	297,861
Targa Resources Corp.	22,652	1,279,838
Total Energy		3,148,267

Industrials (2.44%)
Macquarie Infrastructure Corp.	9,991	768,708

Utilities (12.95%)
CenterPoint Energy, Inc.	55,455	1,515,030
Dominion Resources, Inc.	21,039	1,633,468
OGE Energy Corp.	25,560	941,375
Total Utilities		4,089,873

Total U.S. Energy Infrastructure Companies
(Cost $8,352,794)		8,006,848

U.S. Energy Infrastructure MLPs (24.76%)
Energy (24.76%)
Antero Midstream Partners LP	6,713	230,256
Buckeye Partners LP	13,756	948,064
Cheniere Energy Partners LP	4,442	145,520
Energy Transfer Equity LP	80,868	1,523,553
Enterprise Products Partners LP	55,606	1,558,636
EQT GP Holdings LP	2,583	70,619
Magellan Midstream Partners LP	20,200	1,565,702
MPLX LP	26,289	978,214
NuStar GP Holdings LLC	3,339	96,497
Phillips 66 Partners LP	4,225	235,037
Shell Midstream Partners LP	8,690	284,684
Western Gas Equity Partners LP	3,913	179,411
Total Energy		7,816,193

Total U.S. Energy Infrastructure MLPs
(Cost $8,318,854)		7,816,193

Security Description	Shares	Value
U.S. General Partners (25.07%)
Energy (25.07%)
Archrock, Inc.	59,484	$811,957
EnLink Midstream LLC	41,066	788,467
ONEOK, Inc.	29,621	1,601,015
Plains GP Holdings LP, Class A	50,634	1,664,340
Tallgrass Energy GP LP	50,849	1,444,620
The Williams Cos., Inc.	56,619	1,604,582
Total Energy		7,914,981

Total U.S. General Partners
(Cost $8,472,494)		7,914,981

7 Day Yield		Shares	Value
Short Term Investments (0.06%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	18,566	18,566

Total Short Term Investments
(Cost $18,566)			18,566

Total Investments (99.87%)
(Cost $33,718,013)			$31,531,373

Net Other Assets and Liabilities (0.13%)			42,253

Net Assets (100.00%)			$31,573,626

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships (103.59%)
Gathering & Processing (27.94%)
Antero Midstream Partners LP	4,876,883	$167,277,087
DCP Midstream LP	6,472,483	253,721,333
EnLink Midstream Partners LP	11,161,024	208,934,369
MPLX LP(a)	19,097,741	710,626,943
ONEOK Partners LP(a)	11,310,100	592,423,038
Western Gas Partners LP	5,567,828	346,151,867
Williams Partners LP	17,818,556	718,087,807
Total Gathering & Processing		2,997,222,444

Pipeline Transportation | Natural Gas (29.51%)
Boardwalk Pipeline Partners LP	8,902,374	161,132,970
Energy Transfer Partners LP(a)	29,230,764	1,105,215,187
Enterprise Products Partners LP	39,590,588	1,109,724,182
EQT Midstream Partners LP(a)	4,196,366	330,757,568
Spectra Energy Partners LP	5,389,247	241,061,018
TC PipeLines LP(a)	3,568,223	217,875,696
Total Pipeline Transportation | Natural Gas		3,165,766,621

Pipeline Transportation | Petroleum (46.14%)
Buckeye Partners LP(a)	9,993,405	688,745,473
Enbridge Energy Partners LP(a)	15,421,694	279,132,661
Genesis Energy LP(a)	7,355,648	248,915,128
Magellan Midstream Partners LP(a)	14,824,437	1,149,042,112
NGL Energy Partners LP(a)	7,032,732	156,126,650
NuStar Energy LP(a)	4,649,696	242,900,119
Phillips 66 Partners LP	3,069,316	170,746,049
Plains All American Pipeline LP	28,285,194	907,389,024
Shell Midstream Partners LP	6,313,142	206,818,532
Sunoco Logistics Partners LP(a)	18,184,453	460,612,195
Tallgrass Energy Partners LP	3,021,392	161,523,616
Tesoro Logistics LP	4,916,569	276,852,000
Total Pipeline Transportation | Petroleum		4,948,803,559

Total Master Limited Partnerships
(Cost $9,348,857,405)		11,111,792,624

7 Day Yield		Shares	Value
Short Term Investments (0.17%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	18,069,525	18,069,525

Total Short Term Investments
(Cost $18,069,525)			18,069,525

Total Investments (103.76%)
(Cost $9,366,926,930)			$11,129,862,149

Liabilities in Excess of Other Assets (-3.76%)			(403,459,882)

Net Assets (100.00%)			$10,726,402,267

(a)	Affiliated Company. See Note 8 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS/Dorsey Wright Sector Momentum ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Basic Materials (9.80%)
Air Products & Chemicals, Inc.	505	$70,937
Ecolab, Inc.	619	76,737
International Flavors & Fragrances, Inc.	631	79,317
RPM International, Inc.	1,390	74,073
United States Steel Corp.	2,148	83,171
Total Basic Materials		384,235

Consumer, Cyclical (19.51%)
Alaska Air Group, Inc.	840	82,169
Amazon.com, Inc.(a)	99	83,659
CBS Corp., Class B	1,155	76,137
Cracker Barrel Old Country Store, Inc.	435	70,031
Domino's Pizza, Inc.	465	88,262
The Middleby Corp.(a)	561	77,816
O'Reilly Automotive, Inc.(a)	267	72,546
The Priceline Group, Inc.(a)	51	87,931
Signet Jewelers Ltd.	792	50,363
Yum! Brands, Inc.	1,159	75,706
Total Consumer, Cyclical		764,620

Energy (8.50%)
Chesapeake Energy Corp.(a)	10,377	56,555
CONSOL Energy, Inc.(a)	3,880	60,412
Diamondback Energy, Inc.(a)	732	73,829
Targa Resources Corp.	1,356	76,614
WPX Energy, Inc.(a)	5,080	65,532
Total Energy		332,942

Financials (10.40%)
American Tower Corp.	705	80,927
MarketAxess Holdings, Inc.	459	89,611
MasterCard, Inc., Class A	720	79,531
National Health Investors, Inc.	1,017	77,007
WR Berkley Corp.	1,134	80,537
Total Financials		407,613

Health Care (10.75%)
Align Technology, Inc.(a)	738	75,837
Becton Dickinson and Co.	444	81,274
The Cooper Cos, Inc.	426	84,834
TESARO, Inc.(a)	567	106,806
West Pharmaceutical Services, Inc.	880	72,573
Total Health Care		421,324

Industrials (19.84%)
AO Smith Corp.	1,536	77,353
Security Description	Shares	Value
Industrials (continued)
Danaher Corp.	940	$80,417
Fiserv, Inc.(a)	696	80,319
IDEX Corp.	817	75,319
Lockheed Martin Corp.	297	79,174
Macquarie Infrastructure Corp.	909	69,939
Northrop Grumman Corp.	321	79,316
Thermo Fisher Scientific, Inc.	522	82,309
TransDigm Group, Inc.	297	75,497
Union Pacific Corp.	721	77,825
Total Industrials		777,468

Information Technology (21.15%)
Advanced Micro Devices, Inc.(a)	6,989	101,061
Amphenol Corp., Class A	1,105	76,477
Computer Sciences Corp.	1,237	84,809
Facebook, Inc., Class A(a)	621	84,170
Jack Henry & Associates, Inc.	834	78,204
Monolithic Power Systems, Inc.	894	78,645
NVIDIA Corp.	741	75,197
Skyworks Solutions, Inc.	970	91,966
Tyler Technologies, Inc.(a)	528	80,071
The Ultimate Software Group, Inc.(a)	405	78,323
Total Information Technology		828,923

TOTAL COMMON STOCKS
(Cost $3,809,036)		3,917,125

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	1,458	1,458

TOTAL SHORT TERM INVESTMENTS
(Cost $1,458)			1,458

TOTAL INVESTMENTS (99.99%)
(Cost $3,810,494)			$3,918,583

NET OTHER ASSETS AND LIABILITIES (0.01%)			676

NET ASSETS (100.00%)			$3,919,259

(a)	Non-income producing security.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Brazil (6.63%)
BB Seguridade Participacoes SA	57,280	$526,954
CCR SA	103,154	599,825
Cielo SA	54,662	479,325
Total Brazil		1,606,104

Chile (1.50%)
Aguas Andinas SA, Class A	675,861	363,949

China (7.77%)
Huadian Power International Corp., Ltd., Class H	1,044,000	458,597
Huaneng Power International, Inc., Sponsored ADR	17,652	483,841
Lenovo Group, Ltd.	742,000	445,416
Yangzijiang Shipbuilding Holdings, Ltd.	747,100	493,127
Total China		1,880,981

Colombia (2.04%)
Almacenes Exito SA	93,211	494,638

Czech Republic (3.96%)
CEZ A.S.	27,873	492,308
Komercni banka A.S.	13,012	467,864
Total Czech Republic		960,172

Hong Kong (1.53%)
CP Pokphand Co., Ltd.	3,686,000	370,362

Hungary (2.08%)
Richter Gedeon Nyrt	22,702	503,517

India (5.64%)
Dr Reddy's Laboratories, Ltd., ADR	9,781	420,192
Infosys, Ltd., Sponsored ADR	30,899	467,811
Wipro, Ltd., ADR	48,784	477,107
Total India		1,365,110

Indonesia (7.76%)
Gudang Garam Tbk PT	90,400	446,374
Kalbe Farma Tbk PT	3,827,200	439,083
Semen Indonesia Persero Tbk PT	647,300	467,176
Security Description	Shares	Value
Indonesia (continued)
Surya Citra Media Tbk PT	2,374,800	$525,320
Total Indonesia		1,877,953

Luxembourg (1.92%)
Ternium SA, Sponsored ADR	17,572	466,009

Malaysia (9.98%)
Astro Malaysia Holdings Bhd	739,000	474,358
British American Tobacco Malaysia Bhd	44,627	487,479
Malayan Banking Bhd	254,100	492,176
Sime Darby Bhd	246,800	498,047
YTL Power International Bhd	1,386,218	465,195
Total Malaysia		2,417,255

Mexico (1.98%)
Kimberly-Clark de Mexico SAB de CV, Class A	254,200	479,262

Poland (6.80%)
Bank Pekao SA	15,604	537,129
Polskie Gornictwo Naftowe i Gazownictwo SA	375,576	577,362
Powszechny Zaklad Ubezpieczen SA	59,916	531,568
Total Poland		1,646,059

Russia (9.82%)
Gazprom PAO, Sponsored ADR(a)	92,634	413,194
Lukoil PJSC, Sponsored ADR	8,476	449,228
MegaFon PJSC, GDR(b)	48,103	555,590
Mobile Telesystems PJSC, Sponsored ADR	50,447	518,091
PhosAgro PJSC, GDR(b)	31,947	440,868
Total Russia		2,376,971

South Africa (9.97%)
Imperial Holdings, Ltd.	34,015	433,307
Life Healthcare Group Holdings, Ltd.	193,232	493,631
MTN Group, Ltd.	52,279	477,416
Netcare, Ltd.	200,089	485,064
Truworths International, Ltd.	79,015	525,140
Total South Africa		2,414,558

Thailand (10.22%)
Advanced Info Service Pcl	109,900	525,800
BTS Group Holdings Pcl	1,861,720	437,355
Delta Electronics Thailand Pcl	206,224	546,496
Intouch Holdings Pcl, NVDR	322,200	489,224
IRPC Pcl	3,346,200	475,488
Total Thailand		2,474,363

Security Description	Shares	Value
Turkey (8.47%)
Eregli Demir ve Celik Fabrikalari TAS	313,891	$512,355
Tofas Turk Otomobil Fabrikasi A.S.	70,047	523,173
Tupras Turkiye Petrol Rafinerileri A.S.	22,456	525,440
Turkiye Sise ve Cam Fabrikalari A.S.	455,163	490,297
Total Turkey		2,051,265

United States (1.70%)
Fibria Celulose SA, Sponsored ADR	48,050	410,827

TOTAL COMMON STOCKS
(Cost $23,290,023)		24,159,355

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.24%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	58,661	58,661

TOTAL SHORT TERM INVESTMENTS
(Cost $58,661)			58,661

TOTAL INVESTMENTS (100.01%)
(Cost $23,348,684)			$24,218,016

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(3,222)

NET ASSETS (100.00%)			$24,214,794

(a)	Non-income producing security.
(b)
These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 28, 2017, the aggregate market values of these securities were $996,458, representing 4.12% of the Fund’s net assets.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (100.00%)
Consumer Discretionary (9.99%)
Consumer Discretionary Select Sector SPDR® Fund	179,117	$15,470,335

Consumer Staples (10.12%)
Consumer Staples Select Sector SPDR® Fund	284,521	15,677,107

Energy (8.92%)
Energy Select Sector SPDR® Fund	193,589	13,818,383

Financials (10.05%)
Financial Select Sector SPDR® Fund	634,038	15,559,293

Healthcare (10.31%)
Health Care Select Sector SPDR® Fund	212,909	15,966,046

Industrials (10.07%)
Industrial Select Sector SPDR® Fund	236,692	15,588,535

Materials (9.91%)
Materials Select Sector SPDR® Fund	293,786	15,350,318

Real Estate (10.10%)
Real Estate Select Sector SPDR® Fund	486,598	15,639,260

Technology (10.30%)
Technology Select Sector SPDR® Fund	304,830	15,957,850

Utilities (10.23%)
Utilities Select Sector SPDR® Fund	305,971	15,840,119

TOTAL EXCHANGE TRADED FUNDS
(Cost $118,293,655)		154,867,246

7 DAY YIELD		SHARES	VALUE
SHORT TERM INVESTMENTS (0.01%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	11,178	11,178

TOTAL SHORT TERM INVESTMENTS
(Cost $11,178)			11,178

TOTAL INVESTMENTS (100.01%)
(Cost $118,304,833)			$154,878,424

NET LIABILITIES LESS OTHER ASSETS (-0.01%)			(17,321)

NET ASSETS (100.00%)			$154,861,103

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.20%)
Australia (18.13%)
AMP, Ltd.	942,303	$3,525,625
Aurizon Holdings, Ltd.	884,666	3,472,761
Australia & New Zealand Banking Group, Ltd.	150,183	3,557,992
National Australia Bank, Ltd.	151,347	3,712,049
Suncorp Group, Ltd.	335,966	3,418,156
Telstra Corp., Ltd.	901,469	3,331,375
Wesfarmers, Ltd.	110,212	3,609,822
Westpac Banking Corp.	139,338	3,600,188
Woolworths, Ltd.	196,587	3,882,633
Total Australia		32,110,601

Belgium (2.00%)
Anheuser-Busch InBev SA	32,390	3,542,919

Denmark (1.86%)
Novo Nordisk A/S, Class B	92,506	3,285,305

Finland (6.08%)
Fortum OYJ	225,950	3,468,494
Nokia OYJ	730,625	3,744,731
Stora Enso OYJ, Class R	330,608	3,551,497
Total Finland		10,764,722

France (9.21%)
Bouygues SA	94,581	3,644,244
Electricite de France SA	294,023	2,881,265
Engie SA	265,019	3,239,985
Sanofi	41,617	3,585,765
Vivendi SA	167,436	2,954,294
Total France		16,305,553

Germany (12.00%)
BASF SE	37,047	3,449,865
Daimler AG, Registered Shares	46,346	3,370,154
E.ON SE	492,764	3,824,425
Evonik Industries AG	112,592	3,615,378
ProSiebenSat.1 Media SE	88,457	3,547,445
Telefonica Deutschland Holding AG	784,817	3,445,469
Total Germany		21,252,736
Security Description	Shares	Value
Hong Kong (1.77%)
Sands China, Ltd.	753,000	$3,142,795

Italy (5.82%)
Atlantia SpA	147,592	3,455,535
Eni SpA	222,006	3,415,006
Snam SpA	863,535	3,439,759
Total Italy		10,310,300

Japan (6.04%)
Canon, Inc.	113,263	3,307,810
Seiko Epson Corp.	158,700	3,549,896
Takeda Pharmaceutical Co., Ltd.	82,689	3,843,535
Total Japan		10,701,241

Netherlands (4.58%)
Royal Dutch Shell Plc, Class A	126,784	3,274,601
STMicroelectronics NV	316,786	4,829,331
Total Netherlands		8,103,932

Norway (1.87%)
Yara International ASA	87,092	3,306,660

Singapore (1.96%)
Singapore Airlines, Ltd.	489,100	3,472,631

Spain (8.34%)
Abertis Infraestructuras SA	242,556	3,556,381
Gas Natural SDG SA	189,222	3,683,487
Repsol SA	245,193	3,636,607
Telefonica SA	381,461	3,899,354
Total Spain		14,775,829

Sweden (4.11%)
Telefonaktiebolaget LM Ericsson, Class B	595,920	3,878,570
Telia Co. AB	845,952	3,400,077
Total Sweden		7,278,647

United Kingdom (15.43%)
AstraZeneca Plc	62,020	3,573,910
BP Plc	557,910	3,139,851
British American Tobacco Plc	60,150	3,791,569
GlaxoSmithKline Plc	179,810	3,676,975
Imperial Brands Plc	76,471	3,599,144
Pearson Plc	331,689	2,774,027
Rio Tinto, Ltd.	71,771	3,411,115

Security Description	Shares	Value
United Kingdom(continued)
Vodafone Group Plc	1,339,118	$3,354,863
Total United Kingdom		27,321,454

TOTAL COMMON STOCKS
(Cost $181,372,077)		175,675,325

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.16%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	274,820	274,820

TOTAL SHORT TERM INVESTMENTS
(Cost $274,820)			274,820

TOTAL INVESTMENTS (99.36%)
(Cost $181,646,897)			$175,950,145

NET OTHER ASSETS AND LIABILITIES (0.64%)			1,140,355

NET ASSETS (100.00%)			$177,090,500

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Biotechnology (75.68%)
AC Immune SA(a)(b)	49,563	$616,564
ACADIA Pharmaceuticals, Inc.(a)(b)	108,363	4,129,714
Acceleron Pharma, Inc.(b)	33,772	902,388
Achillion Pharmaceuticals, Inc.(b)	122,291	490,387
Acorda Therapeutics, Inc.(b)	41,257	1,091,248
Adamas Pharmaceuticals, Inc.(b)	19,667	363,839
Adaptimmune Therapeutics Plc, ADR(b)	63,332	255,228
Aduro Biotech, Inc.(a)(b)	60,111	676,249
Advanced Accelerator Applications SA, ADR(a)(b)	38,670	1,467,140
Agios Pharmaceuticals, Inc.(a)(b)	37,593	1,821,005
Aimmune Therapeutics, Inc.(b)	37,922	768,679
Akebia Therapeutics, Inc.(b)	34,292	343,606
Alder Biopharmaceuticals, Inc.(b)	44,998	1,028,204
Alnylam Pharmaceuticals, Inc.(a)(b)	76,780	3,964,919
AMAG Pharmaceuticals, Inc.(b)	30,608	687,150
Aquinox Pharmaceuticals, Inc.(a)(b)	20,954	362,085
Ardelyx, Inc.(a)(b)	42,317	575,511
Ascendis Pharma A/S, ADR(a)(b)	28,208	834,111
Atara Biotherapeutics, Inc.(b)	25,822	398,950
Axovant Sciences, Ltd.(b)	88,718	1,127,606
Bluebird Bio, Inc.(b)	33,377	2,925,494
Celldex Therapeutics, Inc.(a)(b)	90,587	320,678
ChemoCentryx, Inc.(b)	42,774	283,164
Chimerix, Inc.(b)	41,436	235,356
Concert Pharmaceuticals, Inc.(b)	19,930	185,349
DBV Technologies SA, Sponsored ADR(b)	43,129	1,571,189
Emergent BioSolutions, Inc.(b)	36,236	1,137,086
Enanta Pharmaceuticals, Inc.(b)	17,034	490,920
Epizyme, Inc.(b)	51,902	737,008
Exelixis, Inc.(b)	255,198	5,494,413
FibroGen, Inc.(b)	56,508	1,412,700
Five Prime Therapeutics, Inc.(b)	25,449	1,167,346
Flexion Therapeutics, Inc.(a)(b)	27,849	558,372
Galapagos NV, Sponsored ADR(b)	41,255	2,910,540
Global Blood Therapeutics, Inc.(a)(b)	33,389	929,884
Halozyme Therapeutics, Inc.(b)	115,854	1,485,248
Inotek Pharmaceuticals Corp.(a)(b)	24,090	38,544
Intercept Pharmaceuticals, Inc.(a)(b)	22,198	2,832,243
Ionis Pharmaceuticals, Inc.(b)	92,684	4,612,883
Ironwood Pharmaceuticals, Inc.(b)	117,353	1,982,092
Juno Therapeutics, Inc.(a)(b)	94,721	2,277,093
Kite Pharma, Inc.(a)(b)	44,624	3,158,040
Ligand Pharmaceuticals, Inc.(b)	18,698	1,956,372
Loxo Oncology, Inc.(b)	19,394	861,869
MacroGenics, Inc.(b)	31,167	658,870
Minerva Neurosciences, Inc.(b)	31,138	272,457
Myovant Sciences, Ltd.(a)(b)	52,359	570,713

Security Description	Shares	Value
Biotechnology (75.68%) (continued)
Neurocrine Biosciences, Inc.(b)	77,722	$3,432,204
OncoMed Pharmaceuticals, Inc.(b)	33,185	337,160
Ophthotech Corp.(a)(b)	31,943	114,356
Otonomy, Inc.(b)	27,010	401,098
PDL BioPharma, Inc.	148,109	316,953
Portola Pharmaceuticals, Inc.(b)	50,586	1,754,322
Progenics Pharmaceuticals, Inc.(b)	62,675	704,467
PTC Therapeutics, Inc.(b)	30,705	418,509
Radius Health, Inc.(b)	38,575	1,625,551
Sage Therapeutics, Inc.(b)	33,250	2,241,050
Seres Therapeutics, Inc.(a)(b)	36,106	349,506
Spark Therapeutics, Inc.(b)	27,533	1,756,055
Ultragenyx Pharmaceutical, Inc.(b)	36,558	3,110,355
Versartis, Inc.(b)	31,133	680,256
Total Biotechnology		80,212,348

Pharmaceuticals (24.31%)
Aclaris Therapeutics, Inc.(b)	22,746	710,358
Aerie Pharmaceuticals, Inc.(b)	29,866	1,414,155
Akorn, Inc.(b)	112,050	2,331,760
Clearside Biomedical, Inc.(a)(b)	18,403	144,464
Depomed, Inc.(b)	55,101	903,105
Endo International Plc(b)	199,408	2,721,919
Foamix Pharmaceuticals, Ltd.(b)	32,749	320,285
GW Pharmaceuticals Plc, ADR(b)	22,104	2,758,137
Horizon Pharma Plc(b)	144,276	2,315,630
Impax Laboratories, Inc.(b)	66,104	941,982
Lannett Co., Inc.(a)(b)	33,105	728,310
Neuroderm, Ltd.(b)	19,332	447,536
Novan, Inc.(a)(b)	14,262	80,723
Ocular Therapeutix, Inc.(a)(b)	22,259	185,640
Pacira Pharmaceuticals, Inc.(b)	33,465	1,462,420
Reata Pharmaceuticals, Inc., Class A(b)	7,433	188,427
Revance Therapeutics, Inc.(a)(b)	25,514	535,794
SciClone Pharmaceuticals, Inc.(b)	45,678	452,212
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	41,011	481,879
Supernus Pharmaceuticals, Inc.(b)	44,295	1,138,382
Taro Pharmaceutical Industries, Ltd.(a)(b)	36,715	4,402,496
TherapeuticsMD, Inc.(a)(b)	175,881	1,104,533
Total Pharmaceuticals		25,770,147

TOTAL COMMON STOCKS
(Cost $122,171,799)		105,982,495

RIGHTS (0.00%)(c)
Biotechnology (0.00%)(c)
Dyax Corp. - CVR (Expiring 12/31/2019)	170,016	1,700
Total Biotechnology		1,700

TOTAL RIGHTS
(Cost $–)		1,700

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.27%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $11,231)	0.414%	11,231	$11,231

Investments Purchased with Collateral from Securities Loaned (8.26%)
State Street Navigator Securities Lending Prime Portfolio, 0.51%
(Cost $8,755,558)		8,755,558	8,755,558

TOTAL SHORT TERM INVESTMENTS
(Cost $8,766,789)			8,766,789

TOTAL INVESTMENTS (108.26%)
(Cost $130,938,588)			$114,750,984

NET LIABILITIES LESS OTHER ASSETS (-8.26%)			(8,760,619)

NET ASSETS (100.00%)			$105,990,365

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $20,206,231.
(b)	Non-income producing security.
(c)	Less than 0.005% of Net Assets.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Consumer Discretionary (9.38%)
Ford Motor Co.	3,346,167	$41,927,472
Garmin, Ltd.	881,721	45,505,621
General Motors Co.	1,173,442	43,229,603
Mattel, Inc.	1,499,746	38,588,465
Staples, Inc.	4,402,946	39,582,485
Total Consumer Discretionary		208,833,646

Consumer Staples (11.06%)
Altria Group, Inc.	665,991	49,896,046
The Coca-Cola Co.	1,049,700	44,045,412
Kimberly-Clark Corp.	386,052	51,171,192
Philip Morris International, Inc.	488,911	53,462,418
The Procter & Gamble Co.	523,067	47,635,712
Total Consumer Staples		246,210,780

Energy (9.50%)
Chevron Corp.	381,760	42,948,000
Occidental Petroleum Corp.	626,340	41,056,587
ONEOK, Inc.	773,849	41,826,538
Valero Energy Corp.	650,396	44,194,408
The Williams Cos., Inc.	1,463,443	41,473,975
Total Energy		211,499,508

Financials (9.69%)
Arthur J Gallagher & Co.	870,377	49,567,970
Invesco, Ltd.	1,348,804	43,418,001
Navient Corp.	2,554,077	39,358,327
People's United Financial, Inc.	2,210,880	42,448,896
T. Rowe Price Group, Inc.	575,467	40,979,005
Total Financials		215,772,199

Health Care (10.84%)
AbbVie, Inc.	717,004	44,339,527
Eli Lilly & Co.	651,446	53,946,243
Johnson & Johnson	393,272	48,061,771
Merck & Co., Inc.	720,647	47,469,018
Pfizer, Inc.	1,391,090	47,463,991
Total Health Care		241,280,550

Industrials (9.71%)
Caterpillar, Inc.	461,797	44,637,298
Eaton Corp. Plc	635,571	45,748,401
Emerson Electric Co.	768,424	46,182,282
General Electric Co.	1,386,644	41,335,858
Pitney Bowes, Inc.	2,792,979	38,096,233
Total Industrials		216,000,072
Security Description	Shares	Value
Information Technology (11.18%)
Cisco Systems, Inc.	1,466,841	$50,136,625
HP, Inc.	2,800,546	48,645,484
International Business Machines Corp.	265,066	47,664,168
Seagate Technology Plc	1,120,912	54,016,749
Xerox Corp.	6,515,565	48,475,804
Total Information Technology		248,938,830

Materials (10.12%)
CF Industries Holdings, Inc.	1,428,053	44,869,425
The Dow Chemical Co.	764,478	47,596,400
International Paper Co.	821,328	43,283,986
LyondellBasell Industries NV, Class A	500,471	45,662,974
The Mosaic Co.	1,406,492	43,868,486
Total Materials		225,281,271

Telecommunication Services (7.54%)
AT&T, Inc.	1,091,727	45,623,271
CenturyLink, Inc.	1,832,355	44,452,932
Frontier Communications Corp.	12,010,989	35,192,198
Verizon Communications, Inc.	856,604	42,513,257
Total Telecommunication Services		167,781,658

Utilities (10.69%)
Duke Energy Corp.	583,180	48,141,509
Entergy Corp.	622,843	47,747,144
FirstEnergy Corp.	1,434,929	46,534,748
PPL Corp.	1,318,616	48,630,558
The Southern Co.	921,880	46,849,942
Total Utilities		237,903,901

TOTAL COMMON STOCKS
(Cost $2,046,476,464)		2,219,502,415

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.07%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	1,497,364	1,497,364

TOTAL SHORT TERM INVESTMENTS
(Cost $1,497,364)			1,497,364

TOTAL INVESTMENTS (99.78%)
(Cost $2,047,973,828)			$2,220,999,779

NET OTHER ASSETS AND LIABILITIES (0.22%)			4,863,911

NET ASSETS (100.00%)			$2,225,863,690

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.48%)
Consumer Discretionary (19.26%)
AMC Networks, Inc., Class A(a)	8,031	$480,334
American Axle & Manufacturing Holdings, Inc.(a)	25,699	509,354
American Eagle Outfitters, Inc.	22,720	360,112
American Outdoor Brands Corp.(a)(b)	15,642	304,080
Bed Bath & Beyond, Inc.	9,655	390,062
Best Buy Co., Inc.	11,152	492,138
BJ's Restaurants, Inc.(a)	11,001	399,886
Buffalo Wild Wings, Inc.(a)	2,513	389,515
Capella Education Co.	7,197	547,692
Career Education Corp.(a)	64,084	533,820
Carter's, Inc.	4,292	377,739
Cato Corp., Class A	12,911	322,904
Cheesecake Factory, Inc.	8,354	510,012
Children's Place, Inc.	5,212	527,976
Chuy's Holdings, Inc.(a)	14,548	414,618
Columbia Sportswear Co.	7,757	426,170
Cooper Tire & Rubber Co.	12,094	489,202
Cooper-Standard Holding, Inc.(a)	4,104	459,648
Cracker Barrel Old Country Store, Inc.(b)	2,675	430,648
Dave & Buster's Entertainment, Inc.(a)	10,309	589,572
Del Taco Restaurants, Inc.(a)	37,914	470,513
Discovery Communications, Inc., Class C(a)	17,577	493,386
Dollar General Corp.	5,936	433,447
Dorman Products, Inc.(a)	6,723	525,470
Duluth Holdings, Inc., Class B(a)	15,143	319,366
Eldorado Resorts, Inc.(a)(b)	29,952	488,218
Five Below, Inc.(a)	10,177	392,323
Foot Locker, Inc.	6,455	488,450
Fox Factory Holding Corp.(a)	20,333	544,924
Francesca's Holdings Corp.(a)	27,873	473,005
General Motors Co.	13,504	497,487
Gentex Corp.	24,139	507,643
Gentherm, Inc.(a)	13,739	498,039
Grand Canyon Education, Inc.(a)	10,382	637,247
Gray Television, Inc.(a)	38,438	522,757
Harman International Industries, Inc.	5,187	578,973
Hasbro, Inc.	5,363	519,514
Hibbett Sports, Inc.(a)(b)	10,674	314,883
Home Depot, Inc.	3,222	466,900
ILG, Inc.	25,110	474,077
Installed Building Products, Inc.(a)	12,090	568,834
Kate Spade & Co.(a)	22,549	538,019
LCI Industries	4,342	467,633
Lear Corp.	3,552	504,348
Leggett & Platt, Inc.	8,504	418,227
Lennar Corp., Class A	9,345	455,943
LGI Homes, Inc.(a)(b)	11,519	334,166
LKQ Corp.(a)	11,876	375,044
MarineMax, Inc.(a)	22,593	508,343

Security Description	Shares	Value
Consumer Discretionary (continued)
Mohawk Industries, Inc.(a)	2,051	$464,264
Nautilus, Inc.(a)	17,351	279,351
Nexstar Media Group, Inc.	7,844	540,844
NIKE, Inc., Class B	7,545	431,272
Nutrisystem, Inc.	15,321	712,427
NVR, Inc.(a)	257	497,287
Ollie's Bargain Outlet Holdings, Inc.(a)	16,560	519,156
O'Reilly Automotive, Inc.(a)	1,500	407,565
PetMed Express, Inc.(b)	20,612	434,089
Polaris Industries, Inc.	5,582	475,642
Pool Corp.	4,342	498,071
Priceline Group, Inc.(a)	301	518,963
Red Rock Resorts, Inc., Class A	20,087	441,311
Ross Stores, Inc.	6,830	468,401
Scripps Networks Interactive, Inc., Class A	6,806	549,721
Sinclair Broadcast Group, Inc., Class A	14,686	585,971
Skechers U.S.A., Inc., Class A(a)	18,095	464,499
Sportsman's Warehouse Holdings, Inc.(a)(b)	43,479	210,873
Starbucks Corp.	7,740	440,174
Stoneridge, Inc.(a)	23,727	400,749
Sturm Ruger & Co., Inc.(b)	7,439	370,834
Tenneco, Inc.(a)	7,559	486,119
Thor Industries, Inc.	5,411	599,647
Tile Shop Holdings, Inc.(a)	26,563	467,509
TJX Cos., Inc.	5,622	441,046
Tractor Supply Co.	6,029	427,516
TRI Pointe Group, Inc.(a)	33,292	397,506
Ulta Beauty, Inc.(a)	1,701	465,104
Vail Resorts, Inc.	2,525	457,480
Walt Disney Co.	4,407	485,167
Williams-Sonoma, Inc.	8,461	411,120
Total Consumer Discretionary		37,122,339

Consumer Staples (3.39%)
B&G Foods, Inc.	9,012	383,010
Boston Beer Co., Inc., Class A(a)	2,379	377,428
Cal-Maine Foods, Inc.(b)	9,562	362,878
Church & Dwight Co., Inc.	8,897	443,426
Constellation Brands, Inc., Class A	2,491	395,596
Hain Celestial Group, Inc.(a)	11,703	414,052
Hormel Foods Corp.	11,434	403,048
Ingredion, Inc.	3,037	367,143
Lancaster Colony Corp.	3,097	408,185
National Beverage Corp.	8,017	468,273
Omega Protein Corp.	16,971	431,912
Pinnacle Foods, Inc.	8,367	478,007
Spectrum Brands Holdings, Inc.	3,251	441,226
Sprouts Farmers Market, Inc.(a)	21,739	401,302
USANA Health Sciences, Inc.(a)	6,204	360,142
WD-40 Co.	3,560	391,244
Total Consumer Staples		6,526,872

Energy (0.46%)
DHT Holdings, Inc.	99,482	460,602

Security Description	Shares	Value
Energy (continued)
Ship Finance International, Ltd.	28,344	$418,074
Total Energy		878,676

Financials (20.88%)
Ameris Bancorp	11,784	569,167
AmTrust Financial Services, Inc.	15,792	363,216
Banc of California, Inc.(b)	19,671	382,601
Bank of Hawaii Corp.	5,874	496,118
Bank of the Ozarks, Inc.	10,785	590,263
BankUnited, Inc.	13,383	530,368
BNC Bancorp	17,137	616,075
BofI Holding, Inc.(a)(b)	19,201	605,600
Cardinal Financial Corp.	15,923	497,435
Cathay General Bancorp	13,475	529,298
CBOE Holdings, Inc.	6,116	477,354
CenterState Banks, Inc.	23,501	580,710
Central Pacific Financial Corp.	16,666	526,312
Chemical Financial Corp.	9,528	507,557
Citigroup, Inc.	8,904	532,548
City Holding Co.	8,506	557,143
Columbia Banking System, Inc.	12,952	516,655
Credit Acceptance Corp.(a)(b)	2,155	431,991
Customers Bancorp, Inc.(a)	16,133	553,846
Eagle Bancorp, Inc.(a)	8,528	530,868
East West Bancorp, Inc.	11,687	632,500
Essent Group, Ltd.(a)	16,114	560,928
FactSet Research Systems, Inc.	2,274	404,545
FCB Financial Holdings, Inc., Class A(a)	10,911	530,275
Federated Investors, Inc., Class B	13,256	360,166
Fifth Third Bancorp	20,665	567,048
First Busey Corp.	17,993	556,344
First Citizens BancShares, Inc., Class A	1,496	533,010
First Financial Bankshares, Inc.(b)	11,541	507,804
First Merchants Corp.	15,580	625,070
First Midwest Bancorp, Inc.	21,622	528,225
Flagstar Bancorp, Inc.(a)	15,310	434,804
Franklin Financial Network, Inc.(a)	11,381	448,411
Glacier Bancorp, Inc.	14,563	537,666
Hanmi Financial Corp.	15,850	529,390
Heartland Financial USA, Inc.	11,491	569,379
Heritage Insurance Holdings, Inc.	31,112	459,213
Home BancShares, Inc.	18,851	530,467
Hope Bancorp, Inc.	24,491	524,107
IBERIABANK Corp.	6,196	525,111
Independent Bank Corp.	7,958	517,270
Independent Bank Group, Inc.	9,585	606,730
Intercontinental Exchange, Inc.	7,415	423,619
Investors Bancorp, Inc.	34,819	509,402
Lakeland Financial Corp.	11,799	535,557
Lazard, Ltd., Class A	11,651	501,692
LegacyTexas Financial Group, Inc.	13,513	575,519
LendingTree, Inc.(a)	4,190	496,096
MarketAxess Holdings, Inc.	2,364	461,524
MB Financial, Inc.	10,978	494,230
Meta Financial Group, Inc.	6,839	585,418
MGIC Investment Corp.(a)	52,359	557,623
MSCI, Inc.	4,823	456,208
Pacific Premier Bancorp, Inc.(a)	15,719	628,760
Security Description	Shares	Value
Financials (continued)
PacWest Bancorp	9,881	$544,443
Pinnacle Financial Partners, Inc.	7,505	520,847
Primerica, Inc.	7,544	609,178
S&P Global, Inc.	3,320	429,840
ServisFirst Bancshares, Inc.	16,348	679,586
Signature Bank(a)	3,446	542,779
Simmons First National Corp., Class A	8,488	488,060
South State Corp.	5,551	496,815
Sterling Bancorp	24,153	597,787
Suffolk Bancorp	11,958	508,693
SunTrust Banks, Inc.	9,541	567,594
Synovus Financial Corp.	12,907	544,934
Texas Pacific Land Trust	2,140	638,811
Umpqua Holdings Corp.	27,026	508,359
Union Bankshares Corp.	15,476	561,160
United Community Banks, Inc.	20,272	585,658
Universal Insurance Holdings, Inc.	17,281	465,723
Walker & Dunlop, Inc.(a)	16,488	670,237
Washington Federal, Inc.	15,935	539,400
WesBanco, Inc.	12,980	523,873
Western Alliance Bancorp(a)	11,548	596,339
WSFS Financial Corp.	11,394	519,566
Total Financials		40,248,918

Health Care (13.18%)
AbbVie, Inc.	6,596	407,897
ABIOMED, Inc.(a)	3,528	416,198
Acadia Healthcare Co., Inc.(a)	8,172	365,452
Akorn, Inc.(a)	15,156	315,396
Align Technology, Inc.(a)	4,442	456,460
Amgen, Inc.	2,367	417,847
AMN Healthcare Services, Inc.(a)	12,205	502,236
Amphastar Pharmaceuticals, Inc.(a)	23,329	360,900
Anika Therapeutics, Inc.(a)	8,849	414,045
Baxter International, Inc.	9,207	468,820
Biogen, Inc.(a)	1,432	413,275
BioTelemetry, Inc.(a)	22,770	579,496
Bristol-Myers Squibb Co.	7,514	426,119
Cambrex Corp.(a)	9,147	515,433
Cantel Medical Corp.	5,451	447,582
Celgene Corp.(a)	3,944	487,123
Cerner Corp.(a)	6,745	371,245
Chemed Corp.	2,943	525,473
CryoLife, Inc.(a)	24,334	389,344
Cynosure, Inc., Class A(a)	8,310	548,460
Edwards Lifesciences Corp.(a)	3,557	334,500
Enanta Pharmaceuticals, Inc.(a)	18,033	519,711
Envision Healthcare Corp.(a)	6,215	435,050
Five Prime Therapeutics, Inc.(a)	8,752	401,454
Gilead Sciences, Inc.	5,352	377,209
Globus Medical, Inc., Class A(a)	18,448	513,039
HealthEquity, Inc.(a)	12,424	542,929
HealthSouth Corp.	10,270	434,626
Heska Corp.(a)	7,649	709,368
Hologic, Inc.(a)	11,168	453,197
ICU Medical, Inc.(a)	3,339	502,186
Illumina, Inc.(a)	2,355	394,227
INC Research Holdings, Inc., Class A(a)	9,752	425,675

Security Description	Shares	Value
Health Care (continued)
Incyte Corp.(a)	5,275	$702,102
Insys Therapeutics, Inc.(a)(b)	30,564	389,997
Intuitive Surgical, Inc.(a)	634	467,258
Landauer, Inc.	9,448	493,658
Luminex Corp.(a)	19,634	364,800
Masimo Corp.(a)	7,290	658,724
OraSure Technologies, Inc.(a)	48,697	545,893
PAREXEL International Corp.(a)	6,236	403,407
Phibro Animal Health Corp., Class A	16,126	449,109
Regeneron Pharmaceuticals, Inc.(a)	1,086	405,621
ResMed, Inc.	6,377	459,335
SciClone Pharmaceuticals, Inc.(a)	41,044	406,336
Supernus Pharmaceuticals, Inc.(a)	18,674	479,922
Surgical Care Affiliates, Inc.(a)	10,058	570,490
Teleflex, Inc.	2,229	426,140
United Therapeutics Corp.(a)	3,329	491,760
Universal Health Services, Inc., Class B	3,342	419,755
US Physical Therapy, Inc.	6,578	497,626
VCA, Inc.(a)	6,110	555,399
Veeva Systems, Inc., Class A(a)	10,517	459,488
Waters Corp.(a)	2,629	407,469
Xencor, Inc.(a)	19,122	475,182
Total Health Care		25,401,443

Industrials (15.54%)
AAON, Inc.	15,531	522,618
Acuity Brands, Inc.	1,610	340,193
Alaska Air Group, Inc.	6,115	598,169
Albany International Corp., Class A	10,164	460,937
Allegiant Travel Co.	2,913	507,153
American Airlines Group, Inc.	11,180	518,305
American Woodmark Corp.(a)	5,153	445,477
AO Smith Corp.	9,122	459,384
Apogee Enterprises, Inc.	9,397	537,320
Argan, Inc.	8,084	556,988
Astronics Corp.(a)	10,024	335,904
AZZ, Inc.	6,653	390,198
BWX Technologies, Inc.	10,966	509,261
Cintas Corp.	3,599	424,718
Comfort Systems USA, Inc.	15,893	606,318
Copart, Inc.(a)	8,399	496,717
Crane Co.	6,801	491,644
Delta Air Lines, Inc.	11,132	555,821
Deluxe Corp.	6,193	455,743
Douglas Dynamics, Inc.	13,257	442,121
Dycom Industries, Inc.(a)(b)	5,239	430,541
Fortune Brands Home & Security, Inc.	7,108	411,056
G&K Services, Inc., Class A	4,225	399,262
Greenbrier Cos., Inc.(b)	12,498	525,541
Hawaiian Holdings, Inc.(a)	8,870	431,525
HEICO Corp., Class A	7,256	514,813
Herman Miller, Inc.	12,068	359,626
Hexcel Corp.	9,460	520,111
HNI Corp.	7,791	356,984
Insteel Industries, Inc.	12,480	450,778
Interface, Inc.	24,723	467,265
JB Hunt Transport Services, Inc.	5,263	516,669
JetBlue Airways Corp.(a)	24,305	485,128
Security Description	Shares	Value
Industrials (continued)
John Bean Technologies Corp.	6,380	$570,372
Joy Global, Inc.	15,204	428,601
Kadant, Inc.	8,076	499,904
Knoll, Inc.	16,978	379,458
Lydall, Inc.(a)	9,087	460,711
Mercury Systems, Inc.(a)	18,975	708,906
Middleby Corp.(a)	3,345	463,985
Nordson Corp.	4,285	514,371
Old Dominion Freight Line, Inc.(a)	6,203	569,187
On Assignment, Inc.(a)	11,422	539,004
Patrick Industries, Inc.(a)	6,955	555,357
Raytheon Co.	2,946	454,126
Robert Half International, Inc.	11,155	538,117
RPX Corp.(a)	40,645	436,934
Snap-on, Inc.	2,805	475,924
Southwest Airlines Co.	11,251	650,308
Spirit AeroSystems Holdings, Inc., Class A	9,225	568,352
Spirit Airlines, Inc.(a)	10,878	567,940
Stanley Black & Decker, Inc.	3,391	431,166
Toro Co.	8,932	537,796
Trex Co., Inc.(a)	7,279	495,045
United Parcel Service, Inc., Class B	3,810	402,946
United Rentals, Inc.(a)	5,425	694,563
Universal Forest Products, Inc.	4,179	400,390
USG Corp.(a)	15,719	530,202
Wabash National Corp.	31,297	661,932
WABCO Holdings, Inc.(a)	3,984	447,324
Wabtec Corp.	5,577	446,829
Total Industrials		29,954,038

Information Technology (17.19%)
Advanced Energy Industries, Inc.(a)	9,460	587,466
Alphabet, Inc., Class A(a)	541	457,107
Ambarella, Inc.(a)(b)	6,346	374,097
Amphenol Corp., Class A	6,781	469,313
ANSYS, Inc.(a)	4,425	472,413
Apple, Inc.	3,770	516,452
Applied Materials, Inc.	14,221	515,085
Arista Networks, Inc.(a)	5,175	615,773
Broadridge Financial Solutions, Inc.	6,080	421,526
CDW Corp.	9,402	553,778
Citrix Systems, Inc.(a)	5,023	396,566
Coherent, Inc.(a)	4,004	731,050
Convergys Corp.	14,325	313,431
CSG Systems International, Inc.	10,150	400,011
Dolby Laboratories, Inc., Class A	8,513	416,201
Electronic Arts, Inc.(a)	5,166	446,859
Ellie Mae, Inc.(a)	4,398	420,273
Entegris, Inc.(a)	25,729	545,455
EPAM Systems, Inc.(a)	6,220	457,979
Euronet Worldwide, Inc.(a)	5,388	446,019
EVERTEC, Inc.	25,246	425,395
F5 Networks, Inc.(a)	3,476	498,007
Facebook, Inc., Class A(a)	3,184	431,559
Fair Isaac Corp.	3,178	413,362
Fiserv, Inc.(a)	4,106	473,832
Fitbit, Inc., Class A(a)(b)	28,423	176,507
Gigamon, Inc.(a)	9,220	313,941
GrubHub, Inc.(a)	10,072	353,124

Security Description	Shares	Value
Information Technology (continued)
GTT Communications, Inc.(a)	19,652	$548,291
Hackett Group, Inc.	25,695	518,011
II-VI, Inc.(a)	19,652	699,611
Integrated Device Technology, Inc.(a)	20,871	499,026
InterDigital, Inc.	5,758	483,960
IPG Photonics Corp.(a)	5,160	610,428
j2 Global, Inc.	6,185	503,583
Jack Henry & Associates, Inc.	4,765	446,814
Keysight Technologies, Inc.(a)	14,030	527,528
KLA-Tencor Corp.	6,052	545,406
Lam Research Corp.	4,464	529,163
Logitech International SA	19,542	563,005
LogMeIn, Inc.	1	92
Manhattan Associates, Inc.(a)	7,201	361,130
Mastercard, Inc., Class A	4,104	453,328
Match Group, Inc.(a)(b)	26,973	435,884
MAXIMUS, Inc.	7,328	437,262
MaxLinear, Inc., Class A(a)	22,984	598,503
MeetMe, Inc.(a)	76,525	369,616
Methode Electronics, Inc.	12,196	506,134
Microsoft Corp.	7,391	472,876
MicroStrategy, Inc., Class A(a)	2,458	471,641
NIC, Inc.	18,503	390,413
NVIDIA Corp.	6,978	708,127
Paychex, Inc.	7,071	434,301
Paycom Software, Inc.(a)	8,680	467,244
QUALCOMM, Inc.	6,818	385,081
Qualys, Inc.(a)	11,777	411,606
Rambus, Inc.(a)	32,390	406,818
Rubicon Project, Inc.(a)	50,098	437,857
Rudolph Technologies, Inc.(a)	24,153	519,290
Silver Spring Networks, Inc.(a)	31,064	380,845
Skyworks Solutions, Inc.	6,023	571,041
Stamps.com, Inc.(a)	4,394	554,083
Syntel, Inc.	14,834	262,413
Texas Instruments, Inc.	6,194	474,584
Total System Services, Inc.	8,670	472,342
TTM Technologies, Inc.(a)	40,565	655,530
Ubiquiti Networks, Inc.(a)	7,955	390,909
Universal Display Corp.(a)(b)	7,197	610,665
VMware, Inc., Class A(a)(b)	5,715	513,721
WebMD Health Corp.(a)	8,096	420,182
Xperi Corp.	12,556	450,133
Total Information Technology		33,141,058

Materials (4.13%)
Avery Dennison Corp.	5,525	445,923
Berry Plastics Group, Inc.(a)	9,549	480,601
Dow Chemical Co.	8,028	499,823
Eagle Materials, Inc.	5,486	568,953
Graphic Packaging Holding Co.	29,876	398,845
Headwaters, Inc.(a)	24,796	570,308
Innospec, Inc.	7,193	469,703
Martin Marietta Materials, Inc.	2,340	505,323
NewMarket Corp.	998	434,819
Packaging Corp. of America	5,278	487,846
Rayonier Advanced Materials, Inc.	37,405	495,990
RPM International, Inc.	8,149	434,260
Schweitzer-Mauduit International, Inc.	11,049	453,340
Security Description	Shares	Value
Materials (continued)
Sherwin-Williams Co.	1,456	$449,234
Stepan Co.	6,063	458,423
Tahoe Resources, Inc.	30,927	261,952
Trinseo SA	7,967	550,918
Total Materials		7,966,261

Real Estate (0.48%)
HFF, Inc., Class A	15,953	473,006
Marcus & Millichap, Inc.(a)	16,793	459,289
Total Real Estate		932,295

Telecommunication Services (0.48%)
AT&T, Inc.	10,453	436,831
Level 3 Communications, Inc.(a)	8,622	493,609
Total Telecommunication Services		930,440

Utilities (0.49%)
Ormat Technologies, Inc.	8,705	479,907
PPL Corp.	12,379	456,537
Total Utilities		936,444

TOTAL COMMON STOCKS
(Cost $152,678,230)		184,038,784

LIMITED PARTNERSHIPS (3.52%)
Energy (2.99%)
Antero Midstream Partners LP	16,221	556,380
EQT Midstream Partners LP	5,514	434,613
Holly Energy Partners LP	13,193	473,893
Magellan Midstream Partners LP	6,094	472,346
Phillips 66 Partners LP	8,889	494,495
Rice Midstream Partners LP	19,916	490,133
Shell Midstream Partners LP	14,021	459,328
Spectra Energy Partners LP	9,741	435,715
Tallgrass Energy Partners LP	9,317	498,087
Tesoro Logistics LP	9,085	511,576
Valero Energy Partners LP	9,985	488,866
Western Refining Logistics LP	18,711	456,548
Total Energy		5,771,980

Financials (0.27%)
Apollo Global Management LLC, Class A	22,645	514,947
Total Financials		514,947

Materials (0.26%)
SunCoke Energy Partners LP	29,634	494,888
Total Materials		494,888

TOTAL LIMITED PARTNERSHIPS
(Cost $5,994,105)		6,781,815

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.28%)
Money Market Fund (0.97%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,874,553)	0.414%	1,874,553	$1,874,553

Investments Purchased With Collateral From Securities Loaned (2.31%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%
(Cost $4,455,355)		4,455,355	$4,455,355

TOTAL SHORT TERM INVESTMENTS
(Cost $6,329,908)			6,329,908

TOTAL INVESTMENTS (102.28%)
(Cost $165,002,243)			$197,150,507

NET OTHER ASSETS AND LIABILITIES (-2.28%)			(4,406,968)

NET ASSETS (100.00%)			$192,743,539

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,968,187.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.57%)
Australia (8.03%)
Dexus Property Group	87,000	$629,676
Goodman Group	144,232	834,900
The GPT Group	162,530	614,336
Scentre Group, Ltd.	482,059	1,611,433
Stockland	218,383	790,290
Vicinity Centres	295,786	655,392
Westfield Corp.	173,032	1,167,440
Total Australia		6,303,467

Brazil (0.31%)
BR Malls Participacoes SA(a)	49,510	239,354

Canada (1.16%)
Allied Properties Real Estate Investment Trust	7,707	203,207
Boardwalk Real Estate Investment Trust	3,385	113,334
RioCan Real Estate Investment Trust	29,423	591,030
Total Canada		907,571

France (4.10%)
Gecina SA	3,645	463,768
Klepierre	18,794	698,158
Unibail-Rodamco SE	8,993	2,051,680
Total France		3,213,606

Germany (4.16%)
alstria office REIT-AG	9,209	111,560
Deutsche EuroShop AG	4,113	170,436
Deutsche Wohnen AG	30,466	1,046,539
LEG Immobilien AG	5,642	464,962
Vonovia SE	42,302	1,473,958
Total Germany		3,267,455

Hong Kong (10.80%)
Cheung Kong Property Holdings, Ltd.	250,500	1,703,796
China Overseas Land & Investment, Ltd.	387,000	1,191,475
Hang Lung Properties, Ltd.	188,000	474,668
Hongkong Land Holdings, Ltd.	106,500	727,395
Link REIT	202,664	1,398,016
Sun Hung Kai Properties, Ltd.	144,000	2,105,399
The Wharf Holdings, Ltd.	109,700	869,782
Total Hong Kong		8,470,531

Japan (10.20%)
Japan Real Estate Investment Corp.	112	617,099
Japan Retail Fund Investment Corp.	231	464,694
Mitsubishi Estate Co., Ltd.	125,000	2,442,254
Mitsui Fudosan Co., Ltd.	89,000	2,014,571
Nippon Building Fund, Inc.	127	709,920
Nomura Real Estate Master Fund, Inc.	378	566,268
Sumitomo Realty & Development Co., Ltd.	43,000	1,186,907
Total Japan		8,001,713

Singapore (2.18%)
Ascendas Real Estate Investment Trust	214,705	383,019
CapitaLand Mall Trust	245,547	345,174
CapitaLand, Ltd.	234,000	607,792

Security Description	Shares	Value
Singapore (2.18%) (continued)
City Developments, Ltd.	55,900	$377,746
Total Singapore		1,713,731

Spain (0.62%)
Merlin Properties Socimi SA	42,527	482,744

Sweden (0.43%)
Castellum AB	24,952	338,071

Switzerland (0.43%)
PSP Swiss Property AG	3,662	341,279

United Kingdom (3.83%)
The British Land Co. PLC	92,606	709,571
Derwent London PLC	10,135	354,644
Hammerson PLC	71,000	518,471
Land Securities Group PLC	72,610	960,447
Segro PLC	75,045	459,825
Total United Kingdom		3,002,958

United States (53.32%)
Alexandria Real Estate Equities, Inc.	8,025	957,463
American Campus Communities, Inc.	11,938	610,032
AvalonBay Communities, Inc.	12,419	2,282,364
Boston Properties, Inc.	13,923	1,935,715
Digital Realty Trust, Inc.	14,378	1,552,824
Douglas Emmett, Inc.	13,081	527,687
Equinix, Inc.	6,465	2,431,293
Equity LifeStyle Properties, Inc.	7,297	580,987
Equity Residential	33,081	2,086,419
Essex Property Trust, Inc.	5,938	1,393,649
Extra Space Storage, Inc.	11,390	901,974
Federal Realty Investment Trust	6,485	912,634
General Growth Properties, Inc.	52,907	1,315,268
HCP, Inc.	42,342	1,388,394
Highwoods Properties, Inc.	9,117	478,551
Host Hotels & Resorts, Inc.	66,995	1,205,240
Kilroy Realty Corp.	8,892	686,018
Kimco Realty Corp.	38,418	931,636
National Retail Properties, Inc.	13,328	602,959
ProLogis, Inc.	47,909	2,445,754
Public Storage	13,499	3,070,482
Realty Income Corp.	23,453	1,437,200
Regency Centers Corp.	9,449	664,737
Simon Property Group, Inc.	16,405	3,025,082
SL Green Realty Corp.	9,171	1,033,388
UDR, Inc.	24,192	883,008
Ventas, Inc.	32,072	2,086,284
Vornado Realty Trust	15,562	1,709,797
Weingarten Realty Investors	10,756	381,515

Security Description	Shares	Value
United States (53.32%) (continued)
Welltower, Inc.	32,870	$2,313,391
Total United States		41,831,745

TOTAL COMMON STOCKS
(Cost $68,455,757)		78,114,225

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.16%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	127,885	127,885

TOTAL SHORT TERM INVESTMENTS
(Cost $127,885)			127,885

TOTAL INVESTMENTS (99.73%)
(Cost $68,583,642)			$78,242,110

NET OTHER ASSETS AND LIABILITIES (0.27%)			212,341

NET ASSETS (100.00%)			$78,454,451

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC CORE INCOME ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (94.95%)
Consumer Discretionary (18.46%)
Charter Communications Operating LLC, First Lien
3.58%, 07/23/2020	$668,000	$687,586
Comcast Corp., Sr. Unsec.
5.15%, 03/01/2020	387,000	422,333
Ford Motor Credit Co. LLC, Sr. Unsec.
3.34%, 03/18/2021	668,000	680,898
The Home Depot, Inc., Sr. Unsec.
2.63%, 06/01/2022	668,000	675,535
L Brands, Inc., Sr. Unsec.
7.00%, 05/01/2020	635,000	699,293
Total Consumer Discretionary		3,165,645

Consumer Staples (5.69%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec.
2.65%, 02/01/2021	668,000	676,067
CVS Health Corp., Sr. Unsec.
2.25%, 08/12/2019	175,000	176,375
PepsiCo, Inc., Sr. Unsec.
3.10%, 07/17/2022	120,000	123,498
Total Consumer Staples		975,940

Energy (16.06%)
BP Capital Markets PLC, Sr. Unsec.
3.22%, 11/28/2023	250,000	251,174
Chevron Corp., Sr. Unsec.
2.41%, 03/03/2022	215,000	214,656
Devon Energy Corp., Sr. Unsec.
3.25%, 05/15/2022	668,000	671,538
Enterprise Products Operating LLC, Sr. Unsec.
3.35%, 03/15/2023	668,000	679,070
Kinder Morgan, Inc., Sr. Unsec.
3.05%, 12/01/2019	668,000	680,400
Petroleos Mexicanos, Sr. Unsec.
8.00%, 05/03/2019	231,000	256,387
Total Energy		2,753,225

Financials (19.84%)
Bank of America Corp., Sr. Unsec.
3.30%, 01/11/2023	668,000	673,961
CIT Group, Inc., Sr. Unsec.
5.25%, 03/15/2018	668,000	691,132
The Goldman Sachs Group, Inc., Sr. Unsec.
2.55%, 10/23/2019	668,000	675,667

Security Description	Principal Amount	Value
Financials (continued)
JPMorgan Chase & Co., Sub.
3.38%, 05/01/2023	$668,000	$672,778
Morgan Stanley, Sr. Unsec.
5.63%, 09/23/2019	635,000	688,680
Total Financials		3,402,218

Health Care (9.30%)
AbbVie, Inc., Sr. Unsec.
2.90%, 11/06/2022	668,000	665,848
Actavis Funding SCS, Sr. Unsec.
3.00%, 03/12/2020	668,000	680,911
Pfizer, Inc., Sr. Unsec.
3.00%, 12/15/2026	250,000	248,120
Total Health Care		1,594,879

Industrials (3.95%)
General Electric Co., Sr. Unsec.
2.70%, 10/09/2022	668,000	676,780
Total Industrials		676,780

Information Technology (9.74%)
Apple, Inc., Sr. Unsec.
2.40%, 05/03/2023	503,000	495,841
Cisco Systems, Inc., Sr. Unsec.
4.95%, 02/15/2019	61,000	64,953
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	668,000	713,793
International Business Machines Corp., Sr. Unsec.
2.88%, 11/09/2022	200,000	202,612
Microsoft Corp., Sr. Unsec.
2.00%, 08/08/2023	200,000	192,575
Total Information Technology		1,669,774

Telecommunication Services (8.07%)
AT&T, Inc., Sr. Unsec.
2.45%, 06/30/2020	668,000	670,146
Verizon Communications, Inc., Sr. Unsec.
4.50%, 09/15/2020	668,000	713,416
Total Telecommunication Services		1,383,562

Utilities (3.84%)
The Southern Co., Sr. Unsec.
2.95%, 07/01/2023	668,000	657,919
Total Utilities		657,919

TOTAL CORPORATE BONDS
(Cost $16,291,000)		16,279,942

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.06%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	696,404	$696,404

TOTAL SHORT TERM INVESTMENTS
(Cost $696,404)			696,404

TOTAL INVESTMENTS (99.01%)
(Cost $16,987,404)			$16,976,346

NET OTHER ASSETS AND LIABILITIES (0.99%)			170,219

NET ASSETS (100.00%)			$17,146,565

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC UNCONSTRAINED INCOME ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (94.39%)
Consumer Discretionary (19.75%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$150,000	$157,515
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Sr. Unsec.
5.13%, 06/01/2022(a)	150,000	147,750
Cablevision Systems Corp., Sr. Unsec.
5.88%, 09/15/2022	150,000	154,125
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	250,000	259,999
Clear Channel Worldwide Holdings, Inc., Sr. Unsec.
6.50%, 11/15/2022	150,000	156,093
DISH DBS Corp., Sr. Unsec.
5.88%, 11/15/2024	150,000	160,313
The Goodyear Tire & Rubber Co., Sr. Unsec.
5.00%, 05/31/2026	150,000	153,375
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	150,000	162,750
MGM Resorts International, Sr. Unsec.
4.63%, 09/01/2026	300,000	295,496
Service Corp. International, Sr. Unsec.
5.38%, 05/15/2024	150,000	159,473
Total Consumer Discretionary		1,806,889

Consumer Staples (3.31%)
Spectrum Brands, Inc., Sr. Unsec.
5.75%, 07/15/2025	135,000	144,113
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	150,000	158,625
Total Consumer Staples		302,738

Energy (8.94%)
Cheniere Corpus Christi Holdings LLC, Sec.
7.00%, 06/30/2024(a)	100,000	112,500
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	300,000	321,750
Southwestern Energy Co., Sr. Unsec.
7.50%, 02/01/2018	10,000	10,399
5.80%, 01/23/2020(b)	100,000	99,250
Security Description	Principal Amount	Value
Energy (continued)
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
6.38%, 05/01/2024	$100,000	$109,208
Weatherford International Ltd., Sr. Unsec.
9.63%, 03/01/2019	150,000	164,625
Total Energy		817,732

Financials (5.01%)
CIT Group, Inc., Sr. Unsec.
5.00%, 08/15/2022	265,000	281,563
Navient Corp., Sr. Unsec.
6.13%, 03/25/2024	184,000	177,100
Total Financials		458,663

Health Care (9.08%)
Centene Corp., Sr. Unsec.
4.75%, 05/15/2022	76,000	79,135
6.13%, 02/15/2024	100,000	108,749
DaVita, Inc., Sr. Unsec.
5.00%, 05/01/2025	150,000	151,304
HCA, Inc., Sec.
5.00%, 03/15/2024	150,000	158,438
HealthSouth Corp., Sr. Unsec.
5.75%, 11/01/2024	175,000	179,375
Tenet Healthcare Corp., Sec.
4.75%, 06/01/2020	150,000	153,750
Total Health Care		830,751

Industrials (16.97%)
ADT Corp., First Lien
6.25%, 10/15/2021	150,000	164,438
CNH Industrial NV, Sr. Unsec.
4.50%, 08/15/2023	175,000	178,149
Icahn Enterprises LP / Icahn Enterprises Finance Corp., Sr. Unsec.
6.00%, 08/01/2020	150,000	156,752
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	150,000	156,563
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	200,000	208,749
Terex Corp., Sr. Unsec.
5.63%, 02/01/2025(a)	175,000	179,812
United Rentals North America Inc., Sr. Unsec.
5.88%, 09/15/2026	150,000	158,438
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 06/15/2024	150,000	155,250
XPO Logistics, Inc., Sr. Unsec.
6.50%, 06/15/2022(a)	185,000	194,943
Total Industrials		1,553,094

Security Description	Principal Amount	Value
Information Technology (3.56%)
First Data Corp., First Lien
5.38%, 08/15/2023(a)	$160,000	$166,800
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	150,000	159,375
Total Information Technology		326,175

Materials (12.71%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	150,000	164,250
ArcelorMittal, Sr. Unsec.
7.00%, 02/25/2022(b)	150,000	171,375
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	150,000	153,000
Freeport-McMoRan, Inc., Sr. Unsec.
6.50%, 11/15/2020(a)	175,000	180,688
Teck Resources Ltd., Sr. Unsec.
8.00%, 06/01/2021(a)	50,000	55,813
8.50%, 06/01/2024(a)	183,000	214,109
United States Steel Corp., First Lien
8.38%, 07/01/2021(a)	150,000	169,125
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	50,000	54,298
Total Materials		1,162,658

Real Estate (3.38%)
Iron Mountain, Inc., Sr. Sub.
5.75%, 08/15/2024	300,000	309,372
Total Real Estate		309,372

Telecommunication Services (7.30%)
CenturyLink, Inc., Sr. Unsec.
7.50%, 04/01/2024	150,000	161,625
Frontier Communications Corp., Sr. Unsec.
8.50%, 04/15/2020	100,000	106,374
9.25%, 07/01/2021	75,000	79,313
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	150,000	164,438
T-Mobile USA, Inc., Sr. Unsec.
6.73%, 04/28/2022	150,000	156,375
Total Telecommunication Services		668,125

Utilities (4.38%)
Dynegy, Inc., Sr. Unsec.
7.63%, 11/01/2024	257,000	245,435
NRG Energy, Inc., Sr. Unsec.
7.25%, 05/15/2026	150,000	155,063
Total Utilities		400,498

TOTAL CORPORATE BONDS
(Cost $8,389,929)		8,636,695
Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.44%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	405,905	$405,905

TOTAL SHORT TERM INVESTMENTS
(Cost $405,905)			405,905

TOTAL INVESTMENTS (98.83%)
(Cost $8,795,834)			$9,042,600

NET OTHER ASSETS AND LIABILITIES (1.17%)			107,593

NET ASSETS (100.00%)			$9,150,193

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,685,664, representing 29.35% of net assets.

(b)	Represents a step bond. Rate disclosed is as of February 28, 2017.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US DIVIDEND ADVANTAGE ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Consumer Discretionary (11.75%)
Abercrombie & Fitch Co., Class A	7,610	$91,016
Amazon.com, Inc.(a)	423	357,452
Barnes & Noble, Inc.	10,103	99,009
Brinker International, Inc.	2,468	104,248
Carnival Corp.	3,671	205,392
CBS Corp., Class B	1,705	112,394
Darden Restaurants, Inc.	2,831	211,419
Dunkin' Brands Group, Inc.	2,253	123,938
Ford Motor Co.	20,016	250,800
Garmin Ltd.	2,254	116,329
International Game Technology PLC	11,840	319,680
Mattel, Inc.	8,492	218,499
McDonald's Corp.	972	124,076
Meredith Corp.	3,808	238,762
Scripps Networks Interactive, Inc., Class A	1,634	131,978
Starbucks Corp.	1,710	97,248
Total Consumer Discretionary		2,802,240

Consumer Staples (8.38%)
Altria Group, Inc.	2,344	175,612
CVS Health Corp.	2,137	172,199
Flowers Foods, Inc.	17,406	335,240
Kimberly-Clark Corp.	436	57,792
The Kroger Co.	3,543	112,667
Sysco Corp.	4,620	243,566
Unilever NV, NY Shares	5,825	275,697
Walgreens Boots Alliance, Inc.	1,257	108,580
Wal-Mart Stores, Inc.	7,290	517,081
Total Consumer Staples		1,998,434

Energy (5.14%)
Archrock, Inc.	9,574	130,685
Chevron Corp.	1,092	122,850
Exxon Mobil Corp.	4,347	353,498
Kinder Morgan, Inc.	5,210	111,025
Occidental Petroleum Corp.	1,692	110,911
ONEOK, Inc.	3,655	197,553
The Williams Cos, Inc.	6,995	198,238
Total Energy		1,224,760

Financials (14.92%)
Bank of America Corp.	5,076	125,276
Berkshire Hathaway, Inc., Class B(a)	2,333	399,922
Federated Investors, Inc., Class B	8,039	218,420
First American Financial Corp.	6,216	242,859
Greenhill & Co. Inc.	5,522	163,175
Security Description	Shares	Value
Financials (continued)
The Hartford Financial Services Group, Inc.	7,387	$361,150
JPMorgan Chase & Co.	4,116	372,992
Old Republic International Corp.	8,615	178,417
PacWest Bancorp	2,438	134,334
People's United Financial, Inc.	7,083	135,994
T Rowe Price Group, Inc.	4,486	319,448
Umpqua Holdings Corp.	14,162	266,387
Waddell & Reed Financial, Inc., Class A	15,591	299,971
WisdomTree Investments, Inc.	16,261	148,138
XL Group Ltd.	4,715	190,910
Total Financials		3,557,393

Health Care (11.30%)
AbbVie, Inc.	2,106	130,235
Aetna, Inc.	1,763	227,004
AmerisourceBergen Corp.	2,414	220,905
Anthem, Inc.	306	50,435
Cardinal Health, Inc.	3,114	253,386
Cigna Corp.	1,739	258,937
Gilead Sciences, Inc.	3,509	247,314
HealthSouth Corp.	4,556	192,810
Johnson & Johnson	948	115,855
Merck & Co., Inc	5,243	345,356
PDL BioPharma, Inc.	77,089	164,970
Pfizer, Inc.	14,232	485,597
Total Health Care		2,692,804

Industrials (9.43%)
Boeing Co.	1,641	295,757
CH Robinson Worldwide, Inc.	2,803	225,277
Cummins, Inc.	1,058	157,102
Eaton Corp. PLC	4,553	327,725
Emerson Electric Co.	3,256	195,686
Expeditors International of Washington, Inc.	1,899	107,066
Honeywell International, Inc.	2,061	256,595
Nielsen Holdings PLC	3,584	158,986
United Parcel Service, Inc., Class B	1,835	194,070
Waste Management, Inc.	4,496	329,646
Total Industrials		2,247,910

Information Technology (21.85%)
Alphabet, Inc., Class A(a)	334	282,207
Alphabet, Inc., Class C(a)	352	289,770
Apple, Inc.	5,117	700,977
Applied Materials, Inc.	8,503	307,979
Cognizant Technology Solutions Corp., Class A(a)	5,584	330,964
Facebook, Inc., Class A(a)	2,838	384,663
Intel Corp.	15,729	569,389
InterDigital, Inc.	2,407	202,308
International Business Machines Corp.	2,715	488,211
Leidos Holdings, Inc.	5,704	304,023

Security Description	Shares	Value
Information Technology (continued)
ManTech International Corp., Class A	2,850	$104,367
Microchip Technology, Inc.	2,770	200,880
NVIDIA Corp.	1,874	190,174
QUALCOMM, Inc.	4,872	275,171
Science Applications International Corp.	1,555	135,238
Texas Instruments, Inc.	2,513	192,546
VeriSign, Inc.(a)	3,036	250,379
Total Information Technology		5,209,246

Materials (4.95%)
Compass Minerals International, Inc.	1,749	132,574
International Paper Co.	4,144	218,389
LyondellBasell Industries NV, Class A	3,085	281,474
Nucor Corp.	4,008	250,781
The Valspar Corp.	780	86,752
WestRock Co.	3,922	210,690
Total Materials		1,180,660

Real Estate (3.86%)
Care Capital Properties, Inc.	3,902	102,584
Core Civic, Inc.	5,124	172,679
Host Hotels & Resorts, Inc.	16,109	289,801
LaSalle Hotel Properties	6,113	176,666
The Macerich Co.	1,506	101,474
Washington Prime Group, Inc.	8,383	77,710
Total Real Estate		920,914

Telecommunication Services (4.75%)
AT&T, Inc.	8,676	362,570
CenturyLink, Inc.	10,210	247,695
Verizon Communications, Inc.	5,499	272,915
Windstream Holdings, Inc.	33,241	248,310
Total Telecommunication Services		1,131,490

Utilities (3.44%)
American Electric Power Co. Inc.	1,477	98,915
Consolidated Edison, Inc.	3,689	284,201
Entergy Corp.	1,470	112,690
FirstEnergy Corp.	3,282	106,435
The Southern Co.	4,284	217,713
Total Utilities		819,954

TOTAL COMMON STOCKS
(Cost $22,482,184)		23,785,805

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.41%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	97,394	97,394

TOTAL SHORT TERM INVESTMENTS
(Cost $97,394)			97,394
Value
TOTAL INVESTMENTS (100.18%)
(Cost $22,579,578)	$23,883,199

NET LIABILITIES LESS OTHER ASSETS (-0.18%)	(43,645)

NET ASSETS (100.00%)	$23,839,554

(a)	Non income producing security.

 See Notes to Quarterly Schedule of Investments.

RIVERFRONT DYNAMIC US FLEX-CAP ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Consumer Discretionary (13.80%)
Amazon.com, Inc.(a)	475	$401,393
American Axle & Manufacturing Holdings, Inc.(a)	1,440	28,541
Boyd Gaming Corp.(a)	2,140	42,094
Brinker International, Inc.	374	15,798
Brunswick Corp.	996	59,650
Carnival Corp.	4,575	255,971
Cooper-Standard Holdings, Inc.(a)	282	31,584
Darden Restaurants, Inc.	3,016	225,235
Delphi Automotive PLC	1,527	116,251
Dollar General Corp.	1,468	107,193
International Game Technology PLC	3,006	81,162
Kate Spade & Co.(a)	4,262	101,691
Mattel, Inc.	5,975	153,737
McDonald's Corp.	1,624	207,304
Nordstrom, Inc.	879	41,014
Omnicom Group, Inc.	726	61,783
The Priceline Group, Inc.(a)	42	72,413
Rent-A-Center, Inc.	4,267	36,995
Royal Caribbean Cruises Ltd.	2,658	255,434
Starbucks Corp.	1,136	64,604
Ulta Beauty, Inc.(a)	616	168,433
Under Armour, Inc.(a)	2,978	55,272
Williams-Sonoma, Inc.	893	43,391
Yum! Brands, Inc.	2,326	151,934
Total Consumer Discretionary		2,778,877

Consumer Staples (7.06%)
Altria Group, Inc.	1,543	115,602
The Boston Beer Co., Inc., Class A(a)	492	78,056
Cal-Maine Foods, Inc.	852	32,333
Campbell Soup Co.	1,746	103,625
CVS Health Corp.	1,116	89,927
Flowers Foods, Inc.	4,759	91,658
The Hain Celestial Group, Inc.(a)	1,368	48,400
Kimberly-Clark Corp.	379	50,236
The Kroger Co.	2,686	85,415
Procter & Gamble Co.	1,592	144,984
Sysco Corp.	1,988	104,807
Unilever NV, NY Shares	2,213	104,741
United Natural Foods, Inc.(a)	1,974	84,981
Walgreens Boots Alliance, Inc.	898	77,569
Wal-Mart Stores, Inc.	2,937	208,322
Total Consumer Staples		1,420,656

Energy (3.96%)
Atwood Oceanics, Inc.(a)	2,817	29,607
Bill Barrett Corp.(a)	5,372	29,600
Chevron Corp.	728	81,900
Security Description	Shares	Value
Energy (continued)
Ensco PLC, Class A	6,392	$62,258
Kinder Morgan, Inc.	8,220	175,169
Noble Corp., PLC	5,409	36,132
Rowan Cos PLC, Class A(a)	4,027	72,969
TechnipFMC PLC(a)	3,192	103,165
Transocean Ltd.(a)	5,003	69,141
Unit Corp.(a)	1,347	36,558
The Williams Cos, Inc.	3,565	101,032
Total Energy		797,531

Financials (15.20%)
American Express Co.	3,333	266,840
Arthur J Gallagher & Co.	1,452	82,691
Banc of California, Inc.	2,850	55,433
Bank of the Ozarks, Inc.	514	28,131
Berkshire Hathaway, Inc., Class B(a)	1,789	306,671
Brookline Bancorp, Inc.	3,355	53,177
Brown & Brown, Inc.	814	35,083
Capstead Mortgage Corp.	3,611	38,204
Citigroup, Inc.	2,978	178,114
E*Trade Financial Corp.(a)	1,011	34,890
Fifth Third Bancorp	8,208	225,228
First American Financial Corp.	4,480	175,034
First Horizon National Corp.	1,005	20,040
The Hartford Financial Services Group, Inc.	4,741	231,787
Investment Technology Group, Inc.	1,157	23,163
Northern Trust Corp.	2,394	209,116
Old Republic International Corp.	2,249	46,577
PrivateBancorp, Inc.	909	51,449
Signature Bank(a)	1,045	164,598
T Rowe Price Group, Inc.	2,305	164,139
Umpqua Holdings Corp.	8,309	156,292
Wells Fargo & Co.	1,886	109,162
WisdomTree Investments, Inc.	16,685	152,000
XL Group Ltd.	6,221	251,888
Total Financials		3,059,707

Health Care (13.05%)
Aetna, Inc.	1,705	219,536
Allergan PLC	682	166,967
AmerisourceBergen Corp.	1,634	149,527
Cambrex Corp.(a)	1,094	61,647
Cigna Corp.	1,848	275,166
Community Health Systems, Inc.(a)	10,969	106,948
Danaher Corp.	1,485	127,042
DaVita, Inc.(a)	2,331	161,795
Diplomat Pharmacy, Inc.(a)	3,120	42,276
Express Scripts Holding Co.(a)	1,459	103,078
Gilead Sciences, Inc.	2,990	210,735
HCA Holdings, Inc.(a)	1,330	116,029
Hologic, Inc.(a)	968	39,281
Incyte Corp.(a)	339	45,121
Johnson & Johnson	731	89,336
Lannett Co., Inc(a)	1,577	34,694
Mallinckrodt PLC(a)	1,876	98,340

Security Description	Shares	Value
Health Care (continued)
McKesson Corp.	781	$117,252
Merck & Co., Inc	2,155	141,950
MiMedx Group, Inc.(a)	4,812	41,239
Teleflex, Inc.	275	52,575
United Therapeutics Corp.(a)	268	39,589
UnitedHealth Group, Inc.	968	160,088
Universal Health Services, Inc., Class B	212	26,627
Total Health Care		2,626,838

Industrials (12.84%)
Allegiant Travel Co.	154	26,811
AO Smith Corp.	612	30,820
Boeing Co.	653	117,690
CH Robinson Worldwide, Inc.	2,784	223,750
CLARCOR, Inc.	–	–
Curtiss-Wright Corp.	1,245	121,798
Expeditors International of Washington, Inc.	3,242	182,784
GATX Corp.	516	29,969
General Electric Co.	3,850	114,769
The Greenbrier Cos, Inc.	1,123	47,222
Hub Group, Inc., Class A(a)	612	30,906
Illinois Tool Works, Inc.	937	123,693
Insperity, Inc.	318	26,474
JetBlue Airways Corp.(a)	2,629	52,475
L3 Technologies, Inc.	807	135,834
Lockheed Martin Corp.	291	77,575
The Manitowoc Co., Inc.(a)	6,682	40,627
ManpowerGroup, Inc.	535	51,916
MSC Industrial Direct Co. Inc, Class A	516	51,904
Powell Industries, Inc.	977	31,889
Raytheon Co.	506	78,000
Regal Beloit Corp.	408	30,376
Simpson Manufacturing Co. Inc	940	40,570
Stericycle, Inc.(a)	339	28,096
The Timken Co.	669	29,570
Trinity Industries, Inc.	824	22,116
United Rentals, Inc.(a)	4,857	621,843
Wabash National Corp.	1,299	27,474
Waste Management, Inc.	2,578	189,019
Total Industrials		2,585,970

Information Technology (23.31%)
3D Systems Corp.(a)	4,433	67,382
Advanced Micro Devices, Inc.(a)	10,450	151,107
Alphabet, Inc., Class A(a)	563	475,696
Alphabet, Inc., Class C(a)	563	463,467
Apple, Inc.	2,599	356,037
Applied Materials, Inc.	5,510	199,572
Benchmark Electronics, Inc.(a)	1,781	55,389
Bottomline Technologies de, Inc.(a)	1,023	25,524
CalAmp Corp.(a)	2,473	40,087
Cirrus Logic, Inc.(a)	1,328	71,818
Cognizant Technology Solutions Corp., Class A(a)	4,068	241,110
Security Description	Shares	Value
Information Technology (continued)
Cree, Inc.(a)	1,689	$45,839
Facebook, Inc., Class A(a)	3,303	447,689
FARO Technologies, Inc.(a)	602	20,769
Hewlett Packard Enterprise Co.	6,873	156,842
Integrated Device Technology, Inc.(a)	3,023	72,280
Intel Corp.	11,026	399,141
International Business Machines Corp.	2,026	364,315
Ixia(a)	3,513	68,855
Mentor Graphics Corp.	864	32,054
Microchip Technology, Inc.	1,749	126,837
Microsoft Corp.	3,249	207,871
MicroStrategy, Inc., Class A(a)	170	32,620
NVIDIA Corp.	1,356	137,607
QUALCOMM, Inc.	1,389	78,451
SYNNEX Corp.	703	82,195
VeriSign, Inc.(a)	2,368	195,289
WEX, Inc.(a)	325	36,150
Xperi Corp.	1,161	41,622
Total Information Technology		4,693,615

Materials (4.93%)
AK Steel Holding Corp.(a)	23,175	193,048
Cabot Corp.	1,355	78,563
Martin Marietta Materials, Inc.	360	77,742
Monsanto Co.	696	79,226
Newmont Mining Corp.	1,381	47,285
Nucor Corp.	3,529	220,810
Owens-Illinois, Inc.(a)	5,656	111,989
Rayonier Advanced Materials, Inc.	1,763	23,377
Stepan Co.	261	19,734
TimkenSteel Corp.(a)	2,661	55,668
Vulcan Materials Co.	702	84,668
Total Materials		992,110

Real Estate (1.40%)
DiamondRock Hospitality Co.	4,222	45,893
Forestar Group, Inc.(a)	1,863	24,778
The GEO Group, Inc.	883	42,040
Jones Lang LaSalle, Inc.	352	40,374
The RMR Group, Inc., Class A	940	49,255
Summit Hotel Properties, Inc.	3,086	47,494
Washington Prime Group, Inc.	3,473	32,195
Total Real Estate		282,029

Telecommunication Services (2.57%)
AT&T, Inc.	5,916	247,230
Iridium Communications, Inc.(a)	3,061	26,631
Telephone & Data Systems, Inc.	1,781	48,140
Verizon Communications, Inc.	3,930	195,046
Total Telecommunication Services		517,047

Utilities (1.72%)
Avangrid, Inc.	653	28,549
Consolidated Edison, Inc.	924	71,185
Dominion Resources, Inc.	463	35,947

Security Description	Shares	Value
Utilities (continued)
Duke Energy Corp.	655	$54,070
Great Plains Energy, Inc.	1,234	35,860
PG&E Corp.	1,119	74,694
The Southern Co.	911	46,297
Total Utilities		346,602

TOTAL COMMON STOCKS
(Cost $19,185,601)		20,100,982

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	3,914	3,914

TOTAL SHORT TERM INVESTMENTS
(Cost $3,914)			3,914

TOTAL INVESTMENTS (99.86%)
(Cost $19,189,515)			$20,104,896

NET OTHER ASSETS AND LIABILITIES (0.14%)			28,531

NET ASSETS (100.00%)			$20,133,427

(a)	Non income producing security.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (93.44%)
Consumer Discretionary (24.52%)
Aramark Services, Inc., Sr. Unsec.
5.13%, 01/15/2024	$600,000	$630,060
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Sr. Unsec.
5.13%, 06/01/2022(a)	5,671,000	5,585,935
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	4,586,000	4,735,045
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
5.13%, 05/01/2027(a)	500,000	520,000
DISH DBS Corp., Sr. Unsec.
7.88%, 09/01/2019	7,000,000	7,822,500
Dollar Tree, Inc., Sr. Unsec.
5.75%, 03/01/2023	8,450,000	9,009,812
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	7,140,000	7,521,062
Goodyear Tire & Rubber Co., Sr. Unsec.
5.13%, 11/15/2023	8,400,000	8,767,499
Hanesbrands, Inc., Sr. Unsec.
4.63%, 05/15/2024(a)	2,500,000	2,490,625
International Game Technology PLC, First Lien
6.25%, 02/15/2022(a)	3,000,000	3,255,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec.
5.00%, 06/01/2024(a)	4,087,000	4,205,932
L Brands, Inc., Sr. Unsec.
6.63%, 04/01/2021	2,000,000	2,210,000
Lamar Media Corp., Sr. Sub.
5.00%, 05/01/2023	4,500,000	4,668,750
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	6,909,000	7,193,651
MGM Resorts International, Sr. Unsec.
6.75%, 10/01/2020	7,140,000	7,887,558
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	3,000,000	3,120,000
5.38%, 05/15/2024	1,675,000	1,780,776
Total Consumer Discretionary		81,404,205

Consumer Staples (4.97%)
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	1,900,000	1,957,000
5.88%, 01/15/2024	7,039,000	7,478,937
Security Description	Principal Amount	Value
Consumer Staples (continued)
Spectrum Brands, Inc., Sr. Unsec.
6.63%, 11/15/2022	$645,000	$685,313
5.75%, 07/15/2025	1,000,000	1,067,500
TreeHouse Foods, Inc., Sr. Unsec.
6.00%, 02/15/2024(a)	5,000,000	5,287,500
Total Consumer Staples		16,476,250

Energy (10.13%)
Concho Resources, Inc., Sr. Unsec.
5.50%, 04/01/2023	346,000	359,840
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	6,500,000	7,016,757
MPLX LP, Sr. Unsec.
5.50%, 02/15/2023	2,000,000	2,086,148
Newfield Exploration Co., Sr. Unsec.
5.75%, 01/30/2022	7,000,000	7,507,500
Southwestern Energy Co., Sr. Unsec.
7.50%, 02/01/2018	596,000	619,757
5.80%, 01/23/2020(b)	5,000,000	4,962,500
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	8,044,000	8,395,924
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,585,000	1,635,720
6.13%, 10/15/2021	1,000,000	1,046,250
Total Energy		33,630,396

Financials (6.30%)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsec.
4.63%, 10/30/2020	3,881,000	4,150,264
Ally Financial, Inc., Sr. Unsec.
4.75%, 09/10/2018	3,200,000	3,316,000
CIT Group, Inc., Sr. Unsec.
5.50%, 02/15/2019(a)	7,000,000	7,393,750
Navient Corp., Sr. Unsec.
8.45%, 06/15/2018	900,000	964,125
5.50%, 01/15/2019	4,900,000	5,071,500
Total Financials		20,895,639

Health Care (5.92%)
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	6,000,000	6,277,500
HCA, Inc., First Lien
5.88%, 03/15/2022	2,500,000	2,765,625
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	5,000,000	5,231,250
Tenet Healthcare Corp., First Lien
4.46%, 06/15/2020(c)	5,265,000	5,357,138
Total Health Care		19,631,513

Security Description	Principal Amount	Value
Industrials (11.53%)
ADT Corp., First Lien
6.25%, 10/15/2021	$9,500,000	$10,414,375
Aircastle Ltd., Sr. Unsec.
6.25%, 12/01/2019	500,000	546,250
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,145,000	6,413,844
Park Aerospace Holdings Ltd., Sr. Unsec.
5.25%, 08/15/2022(a)	5,800,000	6,053,750
United Rentals North America, Inc., Sr. Unsec.
7.63%, 04/15/2022	1,434,000	1,499,885
5.75%, 11/15/2024	3,000,000	3,197,250
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	9,750,000	10,140,000
Total Industrials		38,265,354

Information Technology (2.43%)
Flextronics International Ltd., Sr. Unsec.
5.00%, 02/15/2023	2,682,000	2,865,862
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023	4,900,000	5,206,250
Total Information Technology		8,072,112

Materials (15.74%)
AK Steel Corp., First Lien
7.50%, 07/15/2023	1,000,000	1,095,000
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	8,106,000	8,612,625
Cascades, Inc., Sr. Unsec.
5.50%, 07/15/2022(a)	4,889,000	4,986,780
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	7,220,000	8,022,915
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	645,000	682,088
4.88%, 11/15/2022	4,615,000	4,822,675
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	8,588,000	8,931,519
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	7,736,000	7,881,050
Teck Resources Ltd., Sr. Unsec.
8.00%, 06/01/2021(a)	2,545,000	2,840,856
Vale Overseas Ltd., Sr. Unsec.
5.88%, 06/10/2021	4,000,000	4,343,800
Total Materials		52,219,308

Telecommunication Services (8.61%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	8,525,000	9,041,871
Security Description	Principal Amount	Value
Telecommunication Services (continued)
Frontier Communications Corp., Sr. Unsec.
8.13%, 10/01/2018	$8,199,000	$8,803,676
Sprint Communications, Inc., Sr. Unsec.
9.00%, 11/15/2018(a)	675,000	739,969
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	4,000,000	4,240,000
6.73%, 04/28/2022	5,500,000	5,733,750
Total Telecommunication Services		28,559,266

Utilities (3.29%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	4,135,000	4,786,263
Dynegy, Inc., Sr. Unsec.
6.75%, 11/01/2019	5,910,000	6,116,850
Total Utilities		10,903,113

TOTAL CORPORATE BONDS
(Cost $300,163,360)		310,057,156

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.17%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	17,161,581	$17,161,581

TOTAL SHORT TERM INVESTMENTS
(Cost $17,161,581)			17,161,581

TOTAL INVESTMENTS (98.61%)
(Cost $317,324,941)			$327,218,737

NET OTHER ASSETS AND LIABILITIES (1.39%)			4,608,214

NET ASSETS (100.00%)			$331,826,951

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $55,005,191, representing 16.58% of net assets.

(b)	Represents a step bond. Rate disclosed is as of February 28, 2017.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2017.

See Notes to Quarterly Schedule of Investments.

SPROTT BUZZ SOCIAL MEDIA INSIGHTS ETF*	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.68%)
Consumer Discretionary (16.52%)
Amazon.com, Inc.(b)	197	$166,473
Ford Motor Co.	3,212	40,246
General Motors Co.	803	29,583
The Home Depot, Inc.	134	19,418
Macy's, Inc.	1,090	36,210
McDonald's Corp.	155	19,786
NIKE, Inc., Class B	1,014	57,960
The Priceline Group, Inc.(b)	26	44,827
Target Corp.	663	38,964
Tesla, Inc.(b)	617	154,244
Under Armour, Inc., Class C(b)	5,052	93,765
The Walt Disney Co.	1,498	164,915
Wynn Resorts Ltd.	451	43,364
Total Consumer Discretionary		909,755

Consumer Staples (3.08%)
Altria Group, Inc.	494	37,010
The Coca-Cola Co.	833	34,953
CVS Health Corp.	649	52,296
The Procter & Gamble Co.	239	21,766
Wal-Mart Stores, Inc.	330	23,407
Total Consumer Staples		169,432

Energy (4.17%)
Chesapeake Energy Corp.(b)	27,284	148,698
Exxon Mobil Corp.	526	42,774
Kinder Morgan, Inc.	1,791	38,166
Total Energy		229,638

Financials (4.41%)
Bank of America Corp.	6,749	166,565
Citigroup, Inc.	704	42,106
JPMorgan Chase & Co.	378	34,255
Total Financials		242,926

Health Care (22.55%)
Abbott Laboratories	433	19,520
AbbVie, Inc.	1,784	110,323
Allergan Plc	389	95,235
Amgen, Inc.	330	58,255
Biogen, Inc.(b)	118	34,055
Bristol-Myers Squibb Co.	2,851	161,680
Celgene Corp.(b)	1,044	128,944
Gilead Sciences, Inc.	2,156	151,955
Ionis Pharmaceuticals, Inc.(b)	946	47,082
Johnson & Johnson	366	44,729
Mallinckrodt Plc(b)	424	22,226
Merck & Co., Inc.	463	30,498
OPKO Health, Inc.(b)	13,867	116,344
Pfizer, Inc.	1,536	52,408
Regeneron Pharmaceuticals, Inc.(b)	57	21,290

Security Description	Shares	Value
Health Care (continued)
Valeant Pharmaceuticals International, Inc.(b)	10,227	$147,064
Total Health Care		1,241,608

Industrials (3.59%)
American Airlines Group, Inc.	494	22,902
The Boeing Co.	223	40,191
General Electric Co.	1,197	35,683
JetBlue Airways Corp.(b)	2,321	46,327
Lockheed Martin Corp.	117	31,190
United Parcel Service, Inc., Class B	201	21,258
Total Industrials		197,551

Information Technology (36.99%)
Activision Blizzard, Inc.	1,856	83,761
Advanced Micro Devices, Inc.(b)	12,790	184,943
Alphabet, Inc., Class A(b)	197	166,451
Apple, Inc.	1,226	167,950
Cisco Systems, Inc.	771	26,353
eBay, Inc.(b)	663	22,476
Facebook, Inc., Class A(b)	1,239	167,934
Intel Corp.	3,146	113,885
International Business Machines Corp.	159	28,591
Mastercard, Inc., Class A	751	82,955
Micron Technology, Inc.(b)	5,852	137,171
Microsoft Corp.	2,571	164,493
NVIDIA Corp.	1,547	156,990
Palo Alto Networks, Inc.(b)	165	25,063
PayPal Holdings, Inc.(b)	1,414	59,388
QUALCOMM, Inc.	1,677	94,717
salesforce.com, Inc.(b)	245	19,931
Seagate Technology PLC	745	35,902
Skyworks Solutions, Inc.	423	40,105
Square, Inc., Class A(b)	4,169	72,207
Twitter, Inc.(b)	10,146	160,002
Western Digital Corp.	336	25,832
Total Information Technology		2,037,100

Materials (5.34%)
Freeport-McMoRan, Inc.(b)	8,087	108,366
Newmont Mining Corp.	618	21,160
United States Steel Corp.	4,242	164,250
Total Materials		293,776

Telecommunication Services (1.03%)
AT&T, Inc.	630	26,328
Sprint Corp.(b)	3,461	30,491
Total Telecommunication Services		56,819

TOTAL COMMON STOCKS
(Cost $5,067,290)		5,378,605

LIMITED PARTNERSHIPS (2.19%)
Energy (1.30%)
Energy Transfer Equity LP	3,797	71,536
Total Energy		71,536

Security Description	Shares	Value
Financials (0.89%)
The Blackstone Group LP	1,658	$48,977
Total Financials		48,977

TOTAL LIMITED PARTNERSHIPS
(Cost $110,580)		120,513

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.05%)
State Street Institutional Treasury Plus Money Market Fund	0.414%	2,910	2,910

TOTAL SHORT TERM INVESTMENTS
(Cost $2,910)			2,910

TOTAL INVESTMENTS (99.92%)
(Cost $5,180,780)			$5,502,028

NET OTHER ASSETS AND LIABILITIES (0.08%)			4,556

NET ASSETS (100.00%)			$5,506,584

*	Effective March 31, 2017, the Sprott BUZZ Social Media Insights ETF changed its name to the BUZZ US Sentiment Leaders ETF.

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.94%)
Gold Mining (90.97%)
Agnico Eagle Mines Ltd.	506,251	$21,470,105
Alamos Gold, Inc., Class A	1,018,253	7,361,969
AngloGold Ashanti Ltd., Sponsored ADR(a)	543,379	5,988,037
Asanko Gold, Inc.(a)(b)	1,653,538	4,398,411
B2Gold Corp.(a)	2,382,767	7,338,922
Barrick Gold Corp.	513,400	9,538,972
Gold Fields Ltd., Sponsored ADR	1,453,439	4,491,127
Goldcorp, Inc.	1,359,057	21,676,959
Harmony Gold Mining Co. Ltd., Sponsored ADR(b)	1,265,041	3,162,602
IAMGOLD Corp.(a)	1,324,139	5,217,108
Kinross Gold Corp.(a)	2,517,225	8,910,976
Newmont Mining Corp.	609,147	20,857,193
NOVAGOLD RESOURCES, Inc.(a)(b)	713,333	3,773,532
Pretium Resources, Inc.(a)(b)	377,390	3,815,413
Randgold Resources Ltd., ADR(b)	308,629	28,304,366
Royal Gold, Inc.	138,821	9,169,127
Sandstorm Gold Ltd.(a)(b)	1,087,551	4,556,839
Seabridge Gold, Inc.(a)(b)	310,162	3,163,652
Sibanye Gold Ltd., Sponsored ADR(b)	494,792	4,012,763
Yamana Gold, Inc.	1,583,533	4,402,222
Total Gold Mining		181,610,295

Silver Mining (8.97%)
Coeur Mining, Inc.(a)	340,504	2,924,929
Endeavour Silver Corp.(a)(b)	620,522	2,693,065
First Majestic Silver Corp.(a)(b)	406,344	3,689,604
Pan American Silver Corp.	285,968	5,133,126
Silver Standard Resources, Inc.(a)(b)	312,542	3,469,216
Total Silver Mining		17,909,940

TOTAL COMMON STOCKS
(Cost $199,921,987)		199,520,235

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (6.15%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market
(Cost $323,494)	0.414%	323,494	323,494

Investments Purchased with Collateral from Securities Loaned (5.99%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%
(Cost $11,953,514)		11,953,514	11,953,514

TOTAL SHORT TERM INVESTMENTS
(Cost $12,277,008)			12,277,008
Value
TOTAL INVESTMENTS (106.09%)
(Cost $212,198,995)	$211,797,243

NET LIABILITIES LESS OTHER ASSETS (-6.09%)	(12,151,223)

NET ASSETS (100.00%)	$199,646,020

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,033,852.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Gold Mining (79.76%)
Alacer Gold Corp.(a)(b)	415,133	$793,885
Alamos Gold, Inc., Class A	536,155	3,876,401
Argonaut Gold, Inc.(a)	218,428	342,065
Asanko Gold, Inc.(a)	404,211	1,080,371
Centerra Gold, Inc.	394,903	1,905,834
China Gold International Resources Corp., Ltd.(a)	795,931	1,617,989
Continental Gold, Inc.(a)	91,804	307,580
Eldorado Gold Corp.(a)	509,153	1,558,008
Endeavour Mining Corp.(a)(b)	194,448	3,629,247
Gold Standard Ventures Corp.(a)	165,956	433,145
Guyana Goldfields, Inc.(a)	373,583	1,904,199
Harmony Gold Mining Co. Ltd., Sponsored ADR	306,403	766,007
IAMGOLD Corp.(a)	901,517	3,551,977
Klondex Mines Ltd.(a)	359,075	1,905,947
Lundin Gold, Inc.(a)(b)	86,122	354,033
New Gold, Inc.(a)	732,861	2,117,968
NOVAGOLD RESOURCES, Inc.(a)	227,092	1,201,317
OceanaGold Corp.	1,243,748	3,530,289
Osisko Gold Royalties Ltd.	216,090	2,368,823
Premier Gold Mines Ltd.(a)(b)	157,251	306,641
Pretium Resources, Inc.(a)(b)	124,205	1,255,712
Richmont Mines, Inc.(a)(c)	92,690	722,985
Sandstorm Gold Ltd.(a)(b)	108,609	455,072
Seabridge Gold, Inc.(a)(b)	39,573	403,645
SEMAFO, Inc.(a)	467,282	1,431,891
Teranga Gold Corp.(a)(b)	953,505	624,566
TMAC Resources, Inc.(a)(c)	58,233	641,869
Torex Gold Resources, Inc.(a)	111,430	2,156,114
Total Gold Mining		41,243,580

Silver Mining (20.26%)
Coeur Mining, Inc.(a)	248,371	2,133,507
Endeavour Silver Corp.(a)	178,167	773,245
First Majestic Silver Corp.(a)(b)	224,271	2,036,381
Fortuna Silver Mines, Inc.(a)(b)	282,344	1,592,420
MAG Silver Corp.(a)	57,146	821,780
Silver Standard Resources, Inc.(a)	167,932	1,864,045
Silvercorp Metals, Inc.(b)	325,707	1,255,549
Total Silver Mining		10,476,927

TOTAL COMMON STOCKS
(Cost $47,940,819)		51,720,507
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (7.43%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market
(Cost $6,474)	0.414%	6,474	$6,474

Investments Purchased with Collateral from Securities Loaned (7.42%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.51%
(Cost $3,838,786)		3,838,786	3,838,786

TOTAL SHORT TERM INVESTMENTS
(Cost $3,845,260)			3,845,260

TOTAL INVESTMENTS (107.45%)
(Cost $51,786,079)			$55,565,767

NET LIABILITIES LESS OTHER ASSETS (-7.45%)			(3,858,073)

NET ASSETS (100.00%)			$51,707,694

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,401,531.
(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2017, the market value of those securities was $1,364,854, representing 2.64% of net assets.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT TERM INVESTMENTS (101.28%)
U.S. Treasury Bill Discount Notes
0.005%, 03/02/2017(a)(b)	$7,500,000	$7,499,910
0.120%, 03/16/2017(b)	6,400,000	6,398,950
0.279%, 04/13/2017(b)	2,510,000	2,508,640
0.268%, 04/20/2017(b)	15,000,000	14,990,055

TOTAL SHORT TERM INVESTMENTS
(Cost $31,397,200)		31,397,555

TOTAL INVESTMENTS (101.28%)
(Cost $31,397,200)		$31,397,555

NET LIABILITIES LESS OTHER ASSETS (-1.28%)(c)		(396,889)

NET ASSETS (100.00%)		$31,000,666

(a)	All or a portion of this security is being held as collateral for written options.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(c)	Includes cash, in the amount of $2,913, which is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Activision Blizzard, Inc.	04/21/2017	$39.00	(199)	$(2,686)
Alcoa Corp.	04/21/2017	31.00	(251)	(17,570)
Alexion Pharmaceuticals, Inc.	04/21/2017	110.00	(70)	(5,425)
Burlington Stores, Inc.	04/21/2017	75.00	(103)	(8,240)
Cabot Oil & Gas Corp.	04/21/2017	20.00	(389)	(19,450)
CF Industries Holdings, Inc.	04/21/2017	30.00	(259)	(30,821)
Continental Resources, Inc.	04/21/2017	40.00	(194)	(14,065)
CSX Corp.	04/21/2017	41.00	(190)	(7,885)
DexCom, Inc.	04/21/2017	70.00	(111)	(17,760)
Diamondback Energy, Inc.	04/21/2017	90.00	(86)	(11,825)
Exelixis, Inc.	04/21/2017	20.00	(389)	(58,350)
Hanesbrands, Inc.	04/21/2017	18.00	(432)	(14,040)
Hilton Worldwide Holdings, Inc.	04/21/2017	50.00	(155)	(3,100)
Illumina, Inc.	04/21/2017	135.00	(57)	(2,138)
Incyte Corp.	04/21/2017	100.00	(77)	(4,235)
Kohl's Corp.	04/21/2017	35.00	(222)	(7,770)
Lululemon Athletica, Inc.	04/21/2017	57.50	(135)	(11,475)
Macy's, Inc.	04/21/2017	28.00	(278)	(7,506)
Mattel, Inc.	04/21/2017	22.00	(354)	(6,195)
Micron Technology, Inc.	04/21/2017	20.00	(389)	(12,059)
Newfield Exploration Co.	04/21/2017	36.00	(216)	(35,100)
Newmont Mining Corp.	04/21/2017	32.00	(243)	(22,234)
Nordstrom, Inc.	04/21/2017	40.00	(194)	(9,312)
NVIDIA Corp.	04/21/2017	95.00	(82)	(21,566)
Palo Alto Networks, Inc.	04/21/2017	130.00	(59)	(9,588)
Parsley Energy, Inc.	04/21/2017	27.50	(283)	(16,273)
QUALCOMM, Inc.	04/21/2017	50.00	(155)	(5,580)

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS (continued)
Range Resources Corp.	04/21/2017	$26.00	(299)	$(29,900)
Red Hat, Inc.	04/21/2017	70.00	(111)	(4,995)
RSP Permian, Inc.	04/21/2017	35.00	(222)	(14,430)
Seagate Technology PLC	04/21/2017	40.00	(194)	(5,529)
Seattle Genetics, Inc.	04/21/2017	55.00	(141)	(14,100)
Steel Dynamics, Inc.	04/21/2017	32.00	(243)	(11,543)
TESARO, Inc.	04/21/2017	160.00	(48)	(32,160)
The Mosaic Co.	04/21/2017	30.00	(259)	(27,713)
Tyson Foods, Inc.	04/21/2017	55.00	(141)	(4,582)
Under Armour, Inc.	04/21/2017	17.50	(445)	(6,898)
United States Steel Corp.	04/21/2017	35.00	(222)	(38,517)
Workday, Inc.	04/21/2017	75.00	(103)	(11,072)
Wynn Resorts Ltd.	04/21/2017	80.00	(97)	(3,686)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $424,262)				$(587,373)

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Consumer Discretionary (20.81%)
Abercrombie & Fitch Co., Class A	3,751	$44,862
American Eagle Outfitters, Inc.	3,023	47,915
Aramark	1,383	49,428
Barnes & Noble, Inc.	3,944	38,651
Best Buy Co., Inc.	1,056	46,601
Caesars Entertainment Corp.(a)	6,599	62,361
CBS Corp., Class B	783	51,615
Choice Hotels International, Inc.	906	54,904
Coach, Inc.	1,409	53,669
Comcast Corp., Class A	1,434	53,660
Darden Restaurants, Inc.	662	49,438
Ford Motor Co.	3,986	49,945
GameStop Corp., Class A	1,979	48,367
Gap, Inc.	2,101	52,147
General Motors Co.	1,383	50,950
Groupon, Inc.(a)	13,970	59,093
Hilton Grand Vacations, Inc.(a)	183	5,479
Hilton Worldwide Holdings, Inc.(a)	612	35,006
The Home Depot, Inc.	369	53,472
Hyatt Hotels Corp., Class A(a)	853	43,793
InterContinental Hotels Group PLC, ADR	1,142	53,720
Interpublic Group of Cos., Inc.	2,075	50,008
L Brands, Inc.	712	37,465
Macy's, Inc.	1,329	44,149
Marriott International, Inc., Class A	579	50,367
Mattel, Inc.	1,725	44,384
McDonald's Corp.	409	52,209
MGM Resorts International(a)	1,731	45,508
Netflix, Inc.(a)	401	56,994
Newell Rubbermaid, Inc.	1,074	52,658
NIKE, Inc., Class B	977	55,845
Nordstrom, Inc.	987	46,053
Office Depot, Inc.	10,448	43,568
Pearson PLC, Sponsored ADR	4,875	40,609
Royal Caribbean Cruises Ltd.	596	57,276
Sears Holdings Corp.(a)	4,864	38,134
Sirius XM Holdings, Inc.	11,170	56,855
Sony Corp., Sponsored ADR	1,737	53,778
Staples, Inc.	5,081	45,678
Starbucks Corp.	869	49,420
Target Corp.	651	38,259
TEGNA, Inc.	2,258	57,873
Tesla Motors, Inc.(a)	243	60,748
Tiffany & Co.	618	56,776
Time Warner, Inc.	526	51,658
Time, Inc.	2,799	49,122
TJX Cos., Inc.	647	50,757
Toyota Motor Corp., Sponsored ADR	411	46,505
Viacom, Inc., Class B	1,436	62,394
Visteon Corp.	608	56,343
Walt Disney Co.	480	52,843
Whirlpool Corp.	288	51,434
Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Worldwide Corp.	638	$53,107
Wynn Resorts Ltd.	551	52,979
Total Consumer Discretionary		2,666,832

Consumer Staples (8.95%)
Altria Group, Inc.	756	56,639
Avon Products, Inc.(a)	9,219	40,564
Brown-Forman Corp., Class B	1,111	54,172
Campbell Soup Co.	843	50,032
Clorox Co.	423	57,871
Coca-Cola Co.	1,207	50,646
Colgate-Palmolive Co.	757	55,246
CVS Health Corp.	625	50,362
Diageo PLC, Sponsored ADR	486	55,555
The Estee Lauder Cos., Inc., Class A	646	53,521
General Mills, Inc.	773	46,666
Hershey Co.	498	53,958
Hormel Foods Corp.	1,455	51,289
Kellogg Co.	683	50,590
Kimberly-Clark Corp.	434	57,527
The Kraft Heinz Co.	572	52,344
The Kroger Co.	1,394	44,329
Mondelez International, Inc., Class A	1,121	49,234
Pepsi Co., Inc.	476	52,541
Procter & Gamble Co.	592	53,913
Unilever NV, NY Shares	1,261	59,683
Walgreens Boots Alliance, Inc.	585	50,532
Total Consumer Staples		1,147,214

Energy (0.75%)
Chevron Corp.	428	48,150
Royal Dutch Shell PLC, Class A - Sponsored ADR	934	48,465
Total Energy		96,615

Financials (21.01%)
American Express Co.	669	53,560
American International Group, Inc.	757	48,387
Ameriprise Financial, Inc.	448	58,912
Aon PLC	446	51,580
Aviva PLC, Sponsored ADR	4,190	51,495
Bank of America Corp.	2,165	53,432
Bank of Montreal	692	52,336
Bank of New York Mellon Corp.	1,037	48,884
Barclays PLC, Sponsored ADR	4,415	49,404
BlackRock, Inc.	127	49,207
Capital One Financial Corp.	555	52,092
Charles Schwab Corp.	1,272	51,402
Chubb Corp.	378	52,228
Citigroup, Inc.	832	49,762
CNA Financial Corp.	1,231	52,785
Comerica, Inc.	731	52,106
Credit Suisse Group AG, Sponsored ADR	3,265	49,269
Deutsche Bank AG(a)	2,648	52,139
Discover Financial Services	692	49,229
FactSet Research Systems, Inc.	303	53,904
Fifth Third Bancorp	1,843	50,572
Franklin Resources, Inc.	1,271	54,704

Security Description	Shares	Value
Financials (continued)
Genworth Financial, Inc., Class A(a)	12,633	$51,669
Goldman Sachs Group, Inc.	206	51,100
Hartford Financial Services Group, Inc.	1,045	51,090
HSBC Holdings PLC, Sponsored ADR	1,211	48,803
Huntington Bancshares, Inc.	3,819	54,001
JPMorgan Chase & Co.	583	52,831
KeyCorp	2,730	51,242
M&T Bank Corp.	325	54,265
Marsh & McLennan Cos., Inc.	731	53,714
MetLife, Inc.	915	47,983
Moody's Corp.	518	57,690
Morgan Stanley	1,166	53,251
Northern Trust Corp.	556	48,567
PNC Financial Services Group, Inc.	433	55,091
Principal Financial Group, Inc.	858	53,659
Progressive Corp.	1,414	55,400
Prudential Financial, Inc.	468	51,733
Royal Bank of Canada	731	53,122
S&P Global, Inc.	438	56,708
State Street Corp.	636	50,696
Sun Life Financial, Inc.	1,284	46,738
SunTrust Banks, Inc.	898	53,422
T Rowe Price Group, Inc.	659	46,927
Thomson Reuters Corp.	1,125	47,587
Toronto-Dominion Bank	1,006	51,910
The Travelers Cos., Inc.	416	50,852
UBS Group AG	3,094	47,555
US Bancorp	964	53,020
Voya Financial, Inc.	1,244	51,290
Wells Fargo & Co.	908	52,555
Total Financials		2,691,860

Health Care (10.88%)
AbbVie, Inc.	808	49,967
Aetna, Inc.	399	51,375
Anthem, Inc.	344	56,698
AstraZeneca PLC, Sponsored ADR	1,810	52,960
athenahealth, Inc.(a)	432	50,946
Baxter International, Inc.	1,112	56,623
Biogen, Inc.(a)	174	50,216
Bioverativ, Inc.(a)	87	4,531
Boston Scientific Corp.(a)	2,359	57,913
Bristol-Myers Squibb Co.	855	48,487
Cardinal Health, Inc.	682	55,494
Cigna Corp.	364	54,200
Danaher Corp.	629	53,811
Eli Lilly & Co.	681	56,394
Express Scripts Holding Co.(a)	724	51,151
GlaxoSmithKline PLC, Sponsored ADR	1,295	53,717
Henry Schein, Inc.(a)	325	55,757
Humana, Inc.	245	51,756
Johnson & Johnson	432	52,795
McKesson Corp.	352	52,846
Medtronic PLC	682	55,181
Merck & Co., Inc.	804	52,959
Novartis AG, Sponsored ADR	705	55,110
Pfizer, Inc.	1,531	52,238
Sanofi, Sponsored ADR	1,290	55,638
Security Description	Shares	Value
Health Care (continued)
Thermo Fisher Scientific, Inc.	349	$55,030
UnitedHealth Group, Inc.	301	49,779
Total Health Care		1,393,572

Industrials (11.52%)
3M Co.	284	52,923
Alaska Air Group, Inc.	556	54,388
American Airlines Group, Inc.	1,038	48,122
Arconic, Inc.	2,439	70,219
Boeing Co.	326	58,755
CEB, Inc.	835	64,754
Cummins, Inc.	371	55,090
Eaton Corp. PLC	738	53,121
Fortive Corp.	915	52,750
General Electric Co.	1,604	47,815
Herman Miller, Inc.	1,418	42,256
Huron Consulting Group, Inc.(a)	956	41,538
IHS Markit Ltd.(a)	1,445	57,511
JetBlue Airways Corp.(a)	2,230	44,511
Lockheed Martin Corp.	200	53,316
ManpowerGroup, Inc.	553	53,663
Navigant Consulting, Inc.(a)	1,864	43,431
Nielsen Holdings PLC	1,149	50,970
Northrop Grumman Corp.	216	53,371
Owens Corning	954	55,799
Raytheon Co.	351	54,107
Rockwell Automation, Inc.	368	55,605
Rockwell Collins, Inc.	537	51,332
Southwest Airlines Co.	991	57,280
Steelcase, Inc., Class A	3,045	48,720
United Continental Holdings, Inc.(a)	670	49,640
United Technologies Corp.	463	52,111
WW Grainger, Inc.	213	52,816
Total Industrials		1,475,914

Information Technology (15.69%)
Accenture PLC, Class A	402	49,245
Adobe Systems, Inc.(a)	477	56,448
Alphabet, Inc., Class C(a)	62	51,039
Apple, Inc.	433	59,317
Automatic Data Processing, Inc.	497	51,002
Booz Allen Hamilton Holding Corp.	1,383	49,470
Broadridge Financial Solutions, Inc.	767	53,176
CA, Inc.	1,551	50,051
Cisco Systems, Inc.	1,637	55,953
Conduent, Inc.(a)	1,070	17,216
Convergys Corp.	2,024	44,285
Corning, Inc.	2,069	57,125
eBay, Inc.(a)	1,687	57,189
Electronic Arts, Inc.(a)	625	54,063
Facebook, Inc., Class A(a)	415	56,249
Harris Corp.	477	52,422
Hewlett Packard Enterprise Co.	2,113	48,219
HP, Inc.	3,303	57,373
Intel Corp.	1,363	49,341
International Business Machines Corp.	298	53,586
Intuit, Inc.	425	53,312
MasterCard, Inc., Class A	480	53,021
Microsoft Corp.	801	51,248

Security Description	Shares	Value
Information Technology (continued)
NCR Corp.(a)	1,219	$58,597
NetApp, Inc.	1,355	56,680
Nokia OYJ, Sponsored ADR	10,196	52,407
NVIDIA Corp.	493	50,030
Oracle Corp.	1,277	54,387
PayPal Holdings, Inc.(a)	1,268	53,256
QUALCOMM, Inc.	747	42,191
Salesforce.com, Inc.(a)	714	58,084
Symantec Corp.	2,062	58,911
Tech Data Corp.(a)	564	49,068
Texas Instruments, Inc.	682	52,255
Twitter, Inc.(a)	2,669	42,090
Visa, Inc., Class A	630	55,402
Xerox Corp.	5,354	39,834
Yahoo!, Inc.(a)	1,305	59,586
Yelp, Inc.(a)	1,385	46,675
Total Information Technology		2,009,803

Materials (3.39%)
Alcoa, Inc.	1,683	58,215
Ball Corp.	657	48,309
The Chemours Company	2,058	69,272
Dow Chemical Co.	859	53,482
Ecolab, Inc.	410	50,828
EI du Pont de Nemours & Co.	669	52,543
Monsanto Co.	475	54,069
Praxair, Inc.	406	48,196
Total Materials		434,914

Real Estate (1.39%)
CBRE Group, Inc., Class A(a)	1,579	56,244
Jones Lang LaSalle, Inc.	495	56,777
Park Hotels & Resorts, Inc.	367	9,373
Weyerhaeuser Co., REIT	1,638	55,233
Total Real Estate		177,627

Telecommunication Services (2.35%)
AT&T, Inc.	1,208	50,482
BT Group PLC, Sponsored ADR	2,161	43,825
Level 3 Communications, Inc.(a)	889	50,895
Sprint Corp.(a)	6,035	53,169
T-Mobile US, Inc.(a)	876	54,776
Verizon Communications, Inc.	968	48,042
Total Telecommunication Services		301,189

Utilities (2.91%)
American Electric Power Co., Inc	782	52,371
Edison International	689	54,941
Exelon Corp.	1,403	51,504
PG&E Corp.	825	55,069
Portland General Electric Co.	1,165	52,809
PPL Corp.	1,418	52,296
Sempra Energy	487	53,711
Total Utilities		372,701

TOTAL COMMON STOCKS
(Cost $10,931,103)		12,768,241
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.19%)
Stare Street Institutional Treasury Plus Money Market Fund	0.414%	24,538	$24,538

TOTAL SHORT TERM INVESTMENTS
(Cost $24,538)			24,538

TOTAL INVESTMENTS (99.84%)
(Cost $10,955,641)			$12,792,779

NET OTHER ASSETS AND LIABILITIES (0.16%)			20,098

NET ASSETS (100.00%)			$12,812,877

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

 ALPS ETF Trust
Notes to Quarterly Schedules of Investments
February 28, 2017 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non---U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2017:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$7,774,785	$–	$–	$7,774,785
U.S. Energy Infrastructure Companies	8,006,848	–	–	8,006,848
U.S. Energy Infrastructure MLPs	7,816,193	–	–	7,816,193
U.S. General Partners	7,914,981	–	–	7,914,981
Short Term Investments	18,566	–	–	18,566
TOTAL	$31,531,373	$–	$–	$31,531,373

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$11,111,792,624	$–	$–	$11,111,792,624
Short Term Investments	18,069,525	–	–	18,069,525
TOTAL	$11,129,862,149	$–	$–	$11,129,862,149

ALPS/Dorsey Wright Sector Momentum ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,917,125	$–	$–	$3,917,125
Short Term Investments	1,458	–	–	1,458
TOTAL	$3,918,583	$–	$–	$3,918,583

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$24,159,355	$–	$–	$24,159,355
Short Term Investments	58,661	–	–	58,661
TOTAL	$24,218,016	$–	$–	$24,218,016

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$154,867,246	$–	$–	$154,867,246
Short Term Investments	11,178	–	–	11,178
TOTAL	$154,878,424	$–	$–	$154,878,424

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$175,675,325	$–	$–	$175,675,325
Short Term Investments	274,820	–	–	274,820
TOTAL	$175,950,145	$–	$–	$175,950,145

ALPS Medical Breakthroughs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$105,982,495	$–	$–	$105,982,495
Rights	–	1,700	–	1,700
Short Term Investments
Money Market Fund	11,231	–	–	11,231
Investments Purchased with Collateral from Securities Loaned	8,755,558	–	–	8,755,558
TOTAL	$114,749,284	$1,700	$–	$114,750,984

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,219,502,415	$–	$–	$2,219,502,415
Short Term Investments	1,497,364	–	–	1,497,364
TOTAL	$2,220,999,779	$–	$–	$2,220,999,779

Barron's 400 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$184,038,784	$–	$–	$184,038,784
Limited Partnerships	6,781,815	–	–	6,781,815
Short Term Investments
Money Market Fund	1,874,553	–	–	1,874,553
Investments Purchased with Collateral from Securities Loaned	4,455,355	–	–	4,455,355
TOTAL	$197,150,507	$–	$–	$197,150,507

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$78,114,225	$–	$–	$78,114,225
Short Term Investments	127,885	–	–	127,885
TOTAL	$78,242,110	$–	$–	$78,242,110

RiverFront Dynamic Core Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$16,279,942	$–	$16,279,942
Short Term Investments	696,404	–	–	696,404
TOTAL	$696,404	$16,279,942	$–	$16,976,346

RiverFront Dynamic Unconstrained Income ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$8,636,695	$–	$8,636,695
Short Term Investments	405,905	–	–	405,905
TOTAL	$405,905	$8,636,695	$–	$9,042,600

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,785,805	$–	$–	$23,785,805
Short Term Investments	97,394	–	–	97,394
TOTAL	$23,883,199	$–	$–	$23,883,199

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,100,982	$–	$–	$20,100,982
Short Term Investments	3,914	–	–	3,914
TOTAL	$20,104,896	$–	$–	$20,104,896

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$310,057,156	$–	$310,057,156
Short Term Investments	17,161,581	–	–	17,161,581
TOTAL	$17,161,581	$310,057,156	$–	$327,218,737

Sprott BUZZ Social Media Insights ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,378,605	$–	$–	$5,378,605
Limited Partnerships	120,513	–	–	120,513
Short Term Investments	2,910	–	–	2,910
TOTAL	$5,502,028	$–	$–	$5,502,028

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$199,520,235	$–	$–	$199,520,235
Short Term Investments
Money Market Fund	323,494	–	–	323,494
Investments Purchased with Collateral from Securities Loaned	11,953,514	–	–	11,953,514
TOTAL	$211,797,243	$–	$–	$211,797,243

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,720,507	$–	$–	$51,720,507
Short Term Investments
Money Market Fund	6,474	–	–	6,474
Investments Purchased with Collateral from Securities Loaned	3,838,786	–	–	3,838,786
TOTAL	$55,565,767	$–	$–	$55,565,767

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments	$–	$31,397,555	$–	$31,397,555
Total	$–	$31,397,555	$–	$31,397,555

Other Financial Instruments**
Liabilities
Written Option Contracts	$(587,373)	$–	$–	$(587,373)
Total	$(587,373)	$–	$–	$(587,373)

Workplace Equality Portfolio

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,768,241	$–	$–	$12,768,241
Short Term Investments	24,538	–	–	24,538
TOTAL	$12,792,779	$–	$–	$12,792,779

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

**	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the three months ended February 28, 2017, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the U.S. Equity High Volatility Put Write Index Fund’s (the “Fund”) use of derivative instruments and hedging activities.

The Fund’s investment objective permits the Fund to purchase derivative contracts, including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral that has been pledged to cover derivative obligations of the Fund and cash collateral received from the counterparty and non-cash collateral pledged by the Fund, if any, is noted in the Fund’s Schedule of Investments.

A written put option on an asset by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Market Risk Factors: In pursuit of the Fund’s investment objectives, the Fund will use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover their obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the three months ended February 28, 2017 were as follows:

U.S. High Volatility Put Write Index Fund	Written Put Options
	Number of Contracts	Premiums Received

Options outstanding at November 30, 2016	(8,982)	$(599,619)
Options written	(17,302)	(1,235,107)
Options exercised	1,019	116,237
Options expired	16,176	1,207,151
Options closed	992	87,076
Options outstanding at February 28, 2017	(8,097)	(424,262)

Market Value at February 28, 2017		$(587,373)

4. Lending of Portfolio Securities

ALPS Medical Breakthroughs ETF, Barron’s 400 ETF, Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (the “Funds”) have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2017:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS Medical Breakthroughs ETF	$20,206,231	$8,755,558	$11,590,076	$20,345,634
Barron's 400 ETF	4,968,187	4,455,355	691,688	5,147,043
Sprott Gold Miners ETF	15,033,852	11,953,514	3,400,262	15,353,776
Sprott Junior Gold Miners ETF	4,401,531	3,838,786	673,414	4,512,200

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

5. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 28, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Alerian Energy Infrastructure ETF	$1,684,265	$(2,864,244)	$(1,179,979)	$32,711,352
Alerian MLP ETF	3,946,047,205	(409,922,843)	3,536,124,362	7,593,737,787
ALPS/Dorsey Wright Sector Momentum ETF	170,120	(62,031)	108,089	3,810,494
ALPS Emerging Sector Dividend Dogs ETF	1,920,017	(1,218,699)	701,318	23,516,698
ALPS Equal Sector Weight ETF	37,632,735	(1,141,479)	36,491,256	118,387,168
ALPS International Sector Dividend Dogs ETF	10,727,679	(18,358,903)	(7,631,224)	183,581,369
ALPS Medical Breakthroughs ETF	12,740,096	(29,365,823)	(16,625,727)	131,376,711
ALPS Sector Dividend Dogs ETF	214,539,457	(61,197,798)	153,341,659	2,067,658,120
Barron's 400 ETF	37,400,070	(5,089,502)	32,310,568	164,839,939
Cohen & Steers Global Realty Majors ETF	11,775,633	(2,689,825)	9,085,808	69,156,302
RiverFront Dynamic Core Income ETF	28,006	(39,064)	(11,058)	16,987,404
RiverFront Dynamic Unconstrained Income ETF	253,093	(6,327)	246,766	8,795,834
RiverFront Dynamic US Dividend Advantage ETF	1,674,091	(371,741)	1,302,350	22,580,849
RiverFront Dynamic US Flex-Cap ETF	1,201,167	(285,786)	915,381	19,189,515
RiverFront Strategic Income Fund	10,107,562	(273,787)	9,833,775	317,384,962
Sprott Buzz Social Media Insights ETF	434,555	(150,741)	283,814	5,218,214
Sprott Gold Miners ETF	15,714,106	(16,347,550)	(633,444)	212,430,687
Sprott Junior Gold Miners ETF	6,238,521	(2,925,998)	3,312,523	52,253,244
U.S. Equity High Volatility Put Write Index Fund	373	(18)	355	31,397,200
Workplace Equality Portfolio	2,139,483	(352,229)	1,787,254	11,005,525

6. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

7. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 25, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	April 25, 2017